Filed under Rule 497(c)

File Nos. 2-10653

811-82

CGM MUTUAL FUND
A No-Load Fund

The Fund’s investment objective is reason-able long-term capital appreciation with a prudent approach to protection of capital from undue risks.While the investment manager considers current income in the selection of the Fund’s portfolio securities, it is not a controlling factor.

Ticker Symbol: LOMMX

PROSPECTUS — MAY 1, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any repre-sentation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE	2

FEE TABLE	2

INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE	3

FUND MANAGEMENT	6

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	6

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES	6

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS	7

ADDITIONAL INFORMATION ON MANAGEMENT	11

HOW TO PURCHASE SHARES	12

SHAREHOLDER SERVICES	17

HOW TO SELL SHARES	20

TELEPHONE TRANSACTIONS	24

DIVIDENDS, CAPITAL GAINS AND TAXES	25

PRICING OF SHARES	28

FINANCIAL HIGHLIGHTS	30

CONTACT INFORMATION	Back Cover

1 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The Fund’s investment objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	0.19%
Total annual Fund operating expenses	1.09%

Example

The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years:	1	3	5	10
Cost (with or without redemption):	$111	$347	$601	$1,329

2 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 417% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund’s seeks to attain its objective by investing in a managed mix of equity and debt securities with 75% of assets invested in equity securities and 25% of its assets in debt or fixed income securities under normal circumstances. However, the Fund is flexibly managed so that the weighting in debt or fixed income securities may be heavier, depending on the investment manager’s outlook. The fixed income securities the Fund invests in will generally have a maturity of 30 days to more than 30 years and may be of any credit quality. The Fund may not invest more than 35% of its total assets in below investment grade debt and fixed income securities, commonly referred to as “junk bonds.” The Fund may invest in companies of any size, but primarily invests in companies with market capitalizations of more than $5 billion. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies, industries and/or sectors. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry.  The Fund may invest in securities of U.S. and foreign issuers. The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Summary of Principal Risks

You may lose money if you invest in the Fund. The following is a summary of certain risks of investing in the Fund:

3 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Market risk: You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.

Fixed income investments risk: Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).

Lower rated debt securities risk: Lower rated debt securities, including securities commonly referred to as “junk bonds,” are very risky because the issuers may fail to make payments of interest and principal. In addition, the market for lower rated debt securities has in the past been more volatile than the markets for other securities, and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Small and medium-sized companies risk: The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.

Industry/sector exposure risk: The Fund’s performance could be negatively affected if it invests heavily in an industry or a sector that performs poorly.

Risk of investing in fewer issuers: If the Fund invests in larger positions in a smaller number of companies, the Fund will be more susceptible to negative events affecting those issuers.

Foreign securities risk: Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.

Key personnel risk: If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

4 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Past Performance

This total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

During the 10-year period shown in the bar chart, the highest quarterly return was 18.3% for the quarter ended 12/31/03 and the lowest quarterly return was -17.6% for the quarter ended 12/31/08.

Year-by-Year Total Return (as of 12/31 each year)
50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
39.7%
38.5%
10.9%
14.6%
5.5%
15.9%
-11.6%
-11.6%
-16.9%
-28.2%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009

Average Annual Total Returns (for the periods ended 12/31/09)
	One Year	Five Years	Ten Years
FUND
Return before taxes	15.9%	6.9%	3.4%
Return after taxes on distributions	15.2%	4.9%	2.2%
Return after taxes on distributions and sale of Fund shares	10.4%	5.0%	2.3%
S&P 500 INDEX
(reflects no deduction for expenses or taxes)	26.5%	0.4%	-1.0%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The Fund’s investment adviser is Capital Growth Management Limited Partnership. Ken Heebner is the portfolio manager and he has managed the Fund or its predecessor since 1981.

The minimum investment is $2,500 for regular accounts and $1,000 for retirement plan and UGMA/UTMA accounts. Subsequent investments must be at least $50.

You may sell shares in the Fund by sending a written request for a check or wire transfer to your bank or by making a telephone request, if you have elected this option, for redemption by check or wire transfer to your bank.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s investment adviser may pay the intermediary periodic maintenance fees for establishing and maintaining accounts through which Fund shares are held. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or their personnel to recommend the Fund over another investment. Please contact the CGM Funds at 800-345-4048 for more information.

6 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The Fund’s objective and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. These are the strategies that, in the opinion of the Fund’s investment manager, are most likely to be important in trying to achieve the Fund’s investment objective. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund’s objective and investment strategies may be changed without shareholder approval.

The Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information (‘‘SAI’’). The Fund’s investment manager may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the SAI at any particular time.

The Fund may also depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. When doing so, the Fund may hold a substantial portion of its assets in cash or investment grade fixed-income securities and may not be pursuing its investment objective.

Additional Information on Principal Investment Strategies

The Fund seeks to attain its objective by investing in a managed mix of equity and debt securities. Under normal circumstances the Fund expects to invest approximately 75% of its assets in equity securities and 25% of its assets in debt or fixed income securities. However, the Fund is flexibly managed so that, depending on the investment manager’s view of the economy and investment outlook, it sometimes will be more heavily invested in debt or fixed-income securities. The fixed income securities the Fund invests in will generally have a maturity of 30 days to more than 30 years and may be of any credit quality. The Fund may not invest more than 35% of its total assets in below investment grade debt and fixed income securities. The Fund may invest in companies of any size, but primarily invests in companies with market capitalizations of more than $5 billion. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies, industries and/or sectors. The Fund may invest up to 25% of its total assets in securities issued by companies in any single industry. The Fund may invest in securities of U.S. and foreign issuers. The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise.

7 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The Fund’s compliance with performance investment limitations is determined at the time of investment. If a percentage or other investment limitation is complied with at the time of an investment, any subsequent change, such as a change in values or assets or a change in credit quality, will not constitute a violation of that limitation.

Additional Information on Other Investment Strategies

Other securities in which the Fund may invest include preferred stock, convertible securities, stock options, stock futures and stock indices. The Fund’s investments may include real estate investment trusts (‘‘REITs’’) and other real estate companies. The Fund may invest up to 35% of its total assets in debt or fixed-income securities of a quality below investment grade (i.e., securities rated lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by Standard & Poor’s Ratings Services, or their equivalent as determined by the investment manager), including up to 10% of its total assets in debt or fixed-income securities rated at the time of investment Caa or lower by Moody’s or CCC or lower by S&P, or their equivalent as determined by the investment manager. These securities are commonly referred to as ‘‘junk bonds.’’ Investing in junk bonds is an aggressive approach to income investing. Although the Fund primarily invests in companies with market capitalizations of over $5 billion, the Fund may invest in companies of any size.

Management Style. Rather than following a particular style, the Fund’s in vestment manager employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, the Fund’s investment manager will generally employ the following method:

•

a top-down approach, meaning that it first analyzes the overall economic factors that may affect a potential investment;

•

the investment manager then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued; and

•

the investment manager will sell a security if it determines that its investment expectations are not being met, better opportunities are available, or its price objective has been attained.

Portfolio Turnover. Although the Fund’s objective is reasonable long-term capital appreciation, it frequently sells securities to respond to changes in market, industry, or individual company conditions or outlook, although it may only have held those securities for a short period. Frequent trading involves higher securities transaction costs, which may adversely affect the Fund’s performance. To the extent that this policy results in the realization of gains on investments, the Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

8 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Additional Information on Principal Risks

Investing in a mutual fund involves risk. Before investing, you should consider the risks you will assume. Some of these risks are described below. More information about risks appears in the Fund’s SAI. Remember that you may receive little or no return on your investment in the Fund. You may lose money if you invest in the Fund.

Market Risk. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company’s individual situation. The value of the Fund’s shares will change daily as the value of its underlying securities changes. This means that your Fund shares may be worth more or less when you sell them than when you bought them. Historically, equity securities have been more volatile than debt or fixed-income securities.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by the Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond or other security can also affect the security’s liquidity and make it more difficult for the Fund to sell. The lower quality debt securities in which the Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Lower rated debt securities, including securities commonly referred to as ‘‘junk bonds,’’ are very risky because the issuers may fail to make payments of interest and principal. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of lower rated debt securities may not receive payments until the holders of all other debt have been paid. In addition, the market for lower rated debt securities has in the past been more volatile than the markets for other securities, and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Interest Rate Risk. Interest rate risk is the risk that the market value of debt and fixed income securities will fall when market interest rates increase. In general, the prices of debt or fixed income securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. A change in interest rates could cause the Fund’s share price to go up or down. Generally, the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

9 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Prepayment and Maturity Risk. The issuers of debt securities held by the Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund’s share price more volatile.

Small and Medium Capitalization Companies. The securities of small and medium capitalization companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Also, there may be less publicly available information about small and medium cap companies. Investments in small and medium cap companies may be in anticipation of future products or services to be provided by the companies. If those products or services are delayed, the prices of the securities of the companies may drop. Sometimes, the prices of the securities of small and medium cap companies rise and fall based on investor perception rather than economics. Securities of small and medium cap companies may be thinly traded, making their disposition more difficult. For all these reasons, the prices of the securities of small and medium cap companies may be more volatile, causing the Fund’s share price to be volatile. Funds that invest a higher percentage of their assets in small and medium cap stocks are generally more volatile than funds investing a higher percentage of their assets in larger, more established companies.

Industry/Sector Exposure. The Fund’s investment in any given industry or sector exposes the Fund to risks relating to that industry or sector. The Fund’s performance could be negatively affected if it invests heavily in an industry or a sector that performs poorly. An industry or a sector’s performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, financial services or energy, can be highly volatile. Certain industries within these or other sectors can also be highly volatile.

Risk of Investing in Fewer Issuers: If the Fund invests in larger positions in a smaller number of companies, the Fund will be more susceptible to negative events affecting those issuers.

Foreign Issuers. The Fund may invest a portion of its assets in foreign issuers. Investing in foreign issuers involves risks in addition to those of investing in U.S. securities, including risks relating to political, social and economic developments abroad, risks of changes in currency exchange rates, and risks result-

10 CGM MUTUAL FUND MAY 2010 PROSPECTUS

ing from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Key Personnel Risk.  If one or more key individuals become unavailable to the investment adviser and, in particular, the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable. If there were changes in key personnel, there might be changes in the manner in which the investment objective and policies of the Fund as set forth in this prospectus are implemented.

Additional Information on Other Risks

Risks Associated with REITs. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, laws permitting courts to modify the terms of mortgage loans without consent of the mortgage holder, and the management skill and creditworthiness of the issuer. REITs may also be subject to liabilities under environmental and hazardous waste laws.

Special Characteristics of Convertible Securities. Convertible securities, which are debt securities that may be converted into stock or other equity interests, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

The Investment Manager

The Fund’s investment manager is Capital Growth Management Limited Partnership (‘‘CGM’’), One International Place, Boston, Massachusetts, 02110. CGM, an investment advisory firm founded in 1990, manages the Fund’s daily investment and business affairs subject to the policies established by the Fund’s Board of Trustees. CGM currently manages the portfolios of four mutual funds, a private investment partnership and other institutional clients.

11 CGM MUTUAL FUND MAY 2010 PROSPECTUS

In 2009, the Fund paid an average of 0.90% of its average daily net assets in management fees to CGM.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment management agreement is available in the Fund’s Semi-Annual Report for the period ended June 30, 2009.

The Portfolio Manager

Mr. Ken Heebner has been the portfolio manager of the Fund or its predecessor since 1981. In 1990, Mr. Heebner founded CGM with Mr. Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles & Company, Incorporated. In addition to the Fund, he currently manages other funds and accounts for which CGM serves as adviser. CGM relies to a considerable extent on the expertise of Mr. Heebner, who may be difficult to replace in the event he ceases to work for CGM. The SAI provides additional information about Mr. Heebner’s compensation, the other funds and accounts he manages and his ownership of Fund securities.

The Fund sells its shares directly to investors without any sales load.

New Accounts

You may make a purchase of Fund shares in a new account by submitting a completed application form and check (see ‘‘Payment by Check’’ section). For a regular account, make your check payable to CGM Mutual Fund. CGM makes available retirement plan applications and forms and prototype plan documents for Traditional and Roth IRAs, SEPIRAs, and Money Purchase Pension and Profit Sharing plans (‘‘CGM Retirement Plans’’). In this prospectus, CGM Retirement Plans other than Traditional IRAs, Roth IRAs and SEP-IRAs are referred to as “CGM Qualified Retirement Plans.’’ If you are establishing a CGM Retirement Plan account, make your check payable to State Street Bank & Trust Co.

Mail to:

The CGM Funds

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

12 CGM MUTUAL FUND MAY 2010 PROSPECTUS

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

The minimum initial investment is $2,500 for regular accounts and $1,000 for retirement plans (see “Shareholder Services--Retirement Plans”) and accounts set up under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”).

Typical account registrations include:

• Individual	• Partnership
• Joint	• Corporation
• TOD	• IRA/Roth/SEP
• UGMA/UTMA	• Qualified Retirement Plan
• Trust	• Omnibus*

*Omnibus accounts require a 22c-2 Shareholder Information Agreement.

An investor will not receive any certificates for shares unless the investor requests them in writing from CGM Shareholder Services. The Fund’s system for recording investments eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. To replace a lost certificate, the shareholder is required to a) pay a surety bond of 2% of the current value of the lost certificate or a minimum of $25, and b) complete, sign (with all signatures notarized) and return an Affidavit of Loss Form X-17F-1A. The Affidavit of Loss is available by contacting CGM Shareholder Services at 800-343-5678.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

13 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Existing Accounts

After your account has been established, you may send subsequent investments at any time directly to the shareholder servicing agent at:

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

You must include either the Additional Investment Stub detached from an account statement or a note containing sufficient information to identify the account (i.e. the Fund name, your account number, your name and social security number). Subsequent investments must be at least $50.

Payment by Check

When you pay for Fund shares by check, your check must be in U.S. dollars and made payable to CGM Mutual Fund. If you are purchasing shares for a CGM Retirement Plan account, make your check payable to State Street Bank & Trust Co. Checks drawn on U.S. banks and money market accounts are generally accepted. However, cash, starter checks, money orders, third party checks (i.e. checks not payable to CGM Mutual Fund or, in the case of CGM Retirement Plan accounts, State Street Bank & Trust Co.), and checks drawn on credit card accounts or accounts with foreign financial institutions are not accepted. The Fund may terminate your ability to make additional purchases to your account by check in the event that any two checks submitted to purchase Fund shares are returned unpaid (in a calendar year) by your financial institution.

Payment by Wire

You may also make subsequent investments by federal funds wire. Instruct your bank to wire federal funds to:

• State Street Bank and Trust Company

• ABA #011000028

The text of the wire should read as follows:

• DDA99046336

• Dollar Amount

• STATE ST BOS ATTN Mutual Funds

14 CGM MUTUAL FUND MAY 2010 PROSPECTUS

• Credit CGM Mutual Fund

• Shareholder Name

• Shareholder Account Number

Your bank may charge you a fee for transmitting funds by wire.

Market Timing

The Fund is not intended as a vehicle for market timing or trading on short term fluctuations in securities markets. Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Fund’s long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective which could detract from the Fund’s performance. Frequent trading may cause the Fund to sell securities at less favorable prices. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of possible pricing discrepancies (for example, when a shareholder believes that the Fund’s share price, which is determined at the close of the regular trading session of the New York Stock Exchange, does not accurately reflect the value of the Fund’s portfolio securities). The Fund is permitted to invest in foreign securities and funds that invest in foreign securities have been particularly susceptible to this form of arbitrage.

The Fund’s Board of Trustees has adopted policies and procedures designed to reduce the risk of market timing by Fund shareholders. In accordance with these policies and procedures, the Fund limits the number of exchanges you can make to four exchanges (or two round trips out of the Fund and back again) per calendar year. These limits apply to every account, whether an individual account or an account established through a financial intermediary where the intermediary holds fund shares for a number of its customers in one omnibus account.

The Fund will postpone remitting redemption proceeds from accounts for up to seven calendar days if those proceeds are equal to or greater than $50,000. This restriction is intended to discourage investors seeking to capture gains from short-term fluctuations in the market, as the proceeds are not immediately available for reinvestment.

The Fund may postpone the remittance of redemption proceeds to omnibus accounts for up to seven calendar days regardless of the amount of

15 CGM MUTUAL FUND MAY 2010 PROSPECTUS

proceeds. Therefore, the remittance of redemption proceeds to investors who purchased Fund shares through omnibus accounts may be delayed. This restriction is intended to discourage investors who hold Fund shares through an omnibus account from seeking to capture gains from short-term fluctuations in the market, as the proceeds are not immediately available for reinvestment. The Fund has also entered into Shareholder Information Agreements with each of the Fund’s financial intermediaries that have established omnibus accounts with the Fund. Pursuant to these agreements, upon the Fund’s request, financial intermediaries agree to provide the Fund with transaction information of investors who hold shares of the Fund through omnibus accounts. CGM may review this transaction information in an effort to determine whether any investor who holds Fund shares through an omnibus account has engaged in market timing activity. The Fund will not permit purchases through the omnibus account of a financial intermediary that has not entered into a Shareholder Information Agreement with the Fund. There may be limitations on the ability of the Fund to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund may also rely on the market timing policies of a financial intermediary (e.g. broker-dealers, insurance company separate accounts and retirement plan administrators) that establishes an omnibus account with the Fund, even if those policies are different than the policies adopted by the Fund’s Board of Trustees. The Fund will only rely on a financial intermediary’s market timing policies if CGM concludes that the financial intermediary’s frequent trading policies sufficiently protect Fund investors. Under these circumstances, the Fund would seek assurances from the financial intermediary that its market timing policies are effectively enforced.

In addition, the Fund reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

Additional Information

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact the Fund or CGM Shareholder Services at 800-343-5678 for details.

The Fund may accept telephone orders from certain broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for shares to the Fund.

The price you pay will be the per share net asset value next calculated after your proper investment order is received by CGM Shareholder Services. However, shares of the Fund may be purchased through certain broker-

16 CGM MUTUAL FUND MAY 2010 PROSPECTUS

dealers or service organizations who may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund.

The Fund may reject any purchase order and may suspend, change or withdraw the offering of its shares.

Please be sure to keep copies of any documents you send to the Fund. Once received, these documents become the property of the Fund and will not be returned.

The Fund offers the following shareholder services as more fully described in the Fund’s SAI. Explanations and forms are available from the Fund.

Signature Validation Program

Changes to some account options (e.g. Systematic Withdrawal Plan (“SWP”), Automatic Investment Plan (“AIP”), Telephone Investment Plan (“TIP”)) require that you obtain a Signature Validation Program (“SVP”) stamp of your signature. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker-dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public cannot provide an SVP stamp.

Exchange Privilege

You may exchange your shares of CGM Mutual Fund for shares of other CGM Funds. All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close-out fee (currently $5). You may make an exchange by written instruction or by telephone if a written authorization for telephone exchange is on file with CGM Shareholder Services. The telephone exchange privilege is automatic unless this option is declined on the application or otherwise in writing. See “Telephone Transactions” on page 24. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

17 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The exchange price you receive will be the per share net asset value next calculated after your exchange request (in good order) is received by CGM Shareholder Services.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new Fund, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market. As described under “Market Timing” on page 14, frequent trading can negatively impact Fund performance and shareholders. Therefore, the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips out of the Fund and back again) per calendar year. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

Systematic Withdrawal Plan (“SWP”)

If the value of your non-fiduciary account is at least $10,000 and your dividends and capital gains are reinvested, you may have periodic cash withdrawals automatically paid to you or any person you designate. For federal income tax purposes, a withdrawal under the SWP constitutes a sale of shares, which may result in a taxable gain or loss. If checks are returned to the Fund as “undeliverable” or remain uncashed for more than six months, the SWP will be cancelled. Any undeliverable or uncashed check(s) will be cancelled and the amount(s) will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the check(s). No interest will accrue on amounts represented by uncashed distribution or redemption checks. The Fund may terminate or modify the SWP at any time. You may select this option by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with SWP payments to savings banks and credit unions. The SWP is not available to omnibus accounts. Systematic withdrawals taken from CGM Retirement Plans require specific instruction. Please contact CGM Shareholder Services at 800-343-5678.

Automatic Investment Plan (“AIP”)

Once your account has been established, voluntary monthly or bi-monthly investments of at least $50 may be made automatically by pre-authorized

18 CGM MUTUAL FUND MAY 2010 PROSPECTUS

withdrawals from your checking account. You must select the AIP privilege when you fill out your initial application or you may select the option later by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions.

Telephone Investment Plan (“TIP”)

Once your account has been established, periodic investments of at least $50 may be made by telephone by calling CGM Shareholder Services at 800-343-5678. A telephone purchase is made with funds drawn from your pre-designated U.S. bank account. The trade date for a telephone purchase is generally the business/banking day after your request, provided your request is received by CGM Shareholder Services prior to the close of the New York Stock Exchange, normally 4 p.m., Eastern time. If you telephone your purchase request after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. You must select the TIP privilege when you fill out your initial application or you may select the option later by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions.

You may terminate or change your participation in the AIP or TIP by sending written notice to CGM Shareholder Services or by calling Shareholder Services at 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate your participation in the AIP or TIP immediately in the event that any item is unpaid by your financial institution. The Fund may terminate or modify the AIP or TIP privileges at any time.

Retirement Plans

The Fund’s shares may be purchased by CGM Retirement Plans. CGM Retirement Plan fees currently include a $5 set-up fee per plan type, a $15 annual maintenance fee per account and a $5 close-out fee per account. CGM may receive a portion of the annual maintenance fee and close-out fee as reimbursement for its administration and maintenance of certain fiduciary retirement plan accounts.

Confirmation Statements

Shareholders will receive statements confirming all purchases, redemptions and changes of address. You may call CGM Shareholder Services at 800-343-5678 and request duplicate statements for any two years without

19 CGM MUTUAL FUND MAY 2010 PROSPECTUS

charge. A fee will be charged for any duplicate information requested for additional years.

Shareholder Reports

Shareholders will receive the Fund’s financial statements and a listing of the Fund’s investments at least semiannually. The Fund intends to consolidate mailings of annual, semiannual and quarterly reports to households having multiple accounts with the same address of record and to furnish a single copy of each report to that address. Mailings of prospectuses and proxy statements will not be consolidated and if a report is included in such mailings each shareholder will receive a separate copy. You may request additional reports by notifying the Fund in writing, or by calling the Fund at 800-345-4048.

You can sell (redeem) all or part of your shares in the Fund (including shares held in an IRA account) in three different ways:

•

by sending a written request for a check or wire representing the redemption proceeds;

•

except for CGM Qualified Retirement Plans, by making a telephone request for redemption by check provided that:

•

the amount to be redeemed is not more than $50,000, and

•

the check is being sent to you at your address of record, which has not changed in the prior 60 days (does not apply to required minimum distributions (“RMDs”)); or

•

except for CGM Qualified Retirement Plans, by making a telephone request for redemption proceeds of any amount to be wired to a bank account that you have pre-designated.

The redemption price will always be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation) prior to the close of the New York Stock Exchange, normally 4 p.m. Eastern time. Necessary documentation may include, in certain circumstances, documents verifying the authority or legal capacity of the person seeking to redeem shares. Redemption requests cannot be revoked once they have been received in good order. For federal income tax purposes, a redemption is a taxable event and may result in a taxable gain or loss.

Medallion Signature Guarantees

A Medallion Guarantee is a widely accepted way to protect shareholders and the Fund by verifying the signatures of those signing the request. A

20 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Medallion Guarantee Stamp may be obtained from an eligible guarantor of the Medallion Guarantee Program, which includes commercial banks, trust companies, savings associations and credit unions, as defined by the Federal Deposit Insurance Act. Also included are member firms of a domestic stock exchange. Non bar-coded guarantees or stamps from a Notary Public are not acceptable. For those signing in a capacity other than the account owner, a capacity must be indicated beside or beneath the signature. Prior to signing, contact the guarantor to determine what documentation is needed and confirm the guarantor will insure the amount of the transaction.

Written Redemption Requests

If you elect to redeem shares in writing, send your written request to:

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

For your protection, e-mail requests are not acceptable. The written request must include:

•

name of the Fund

•

your account number

•

exact name(s) in which your shares are registered

•

number of shares or the dollar amount to be redeemed

•

mailing or wiring instructions (unless wire instructions have already been established on your account)

All owners of shares must sign the request in the exact name(s) in which the shares are registered (which appear(s) on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you are signing in a special capacity, you may wish to contact CGM Shareholder Services at 800-343-5678 in advance to determine whether additional documentation will be required before you send a redemption request.

Redemptions from CGM Retirement Plans must contain additional information. Please contact CGM Shareholder Services for instructions and forms. Complete information, including tax withholding instructions, must be included in your redemption request.

21 CGM MUTUAL FUND MAY 2010 PROSPECTUS

If you are redeeming shares worth more than $50,000 or requesting that the proceeds check be made payable to someone other than the registered owner(s), or be sent to an address other than your address of record, or sent to your address of record if such address has been changed within the previous 60 days (does not apply to RMDs), or requesting that the proceeds be wired to a bank account that you have not pre-designated, you must obtain a Medallion Signature Guarantee.

If you hold certificates representing your investment, you must enclose the certificates and a properly completed redemption form. You bear the risk of loss of such certificates; consequently, you may wish to send your certificates by registered mail.

Telephone Redemption Requests

If you elect to redeem shares (including shares held in an IRA account) by telephone, call CGM Shareholder Services directly at 800-343-5678. See “Telephone Transactions” on page 24. Telephone redemptions are not available for CGM Qualified Retirement Plans. When you make a redemption request by telephone, you may choose to receive redemption proceeds either by having a check mailed to the address of record on the account, provided the address has not changed within the previous 60 days (does not apply to RMDs), and you are redeeming $50,000 or less, or by having a wire sent to a bank account you have pre-designated.

Telephone redemptions by check are available to all shareholders of the Fund (except CGM Qualified Retirement Plans) automatically unless this option is declined on the application or otherwise in writing. You may select the telephone redemption by wire service when you fill out your initial application or you may select it later by completing a Service Options Form with an SVP stamp.

A telephone redemption request must be received by CGM Shareholder Services prior to the close of the New York Stock Exchange, normally 4 p.m. Eastern time. If you telephone your request to CGM Shareholder Services after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

Wire redemptions by telephone may be made only if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of such System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. A wire fee (currently $5) will be deducted from the proceeds. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on a Service Options Form with an SVP stamp.

22 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Redemption Proceeds

Proceeds resulting from a written or regular telephone redemption request will normally be mailed to you within seven calendar days after receipt of your request in good order. Telephone wire redemption proceeds will normally be wired to your bank within seven calendar days following receipt of a proper redemption request.

If you purchased your Fund shares by check (or through an AIP or TIP) and elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. The Fund will generally postpone sending your redemption proceeds from an investment until the Fund can verify that your check (or AIP or TIP purchase) has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

If checks representing redemption proceeds are returned “undeliverable” or remain uncashed for six months, the checks will be cancelled and the proceeds will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks. If wire redemption proceeds are rejected by the pre-designated bank the Fund may, in its discretion: rewire the proceeds; issue a check for the proceeds; or reinvest the proceeds in the Fund at the per share net asset value determined as of the date of reinvestment.

Postponement of Redemption Proceeds or Suspension

of Redemption Rights

In order to deter market timing, the Fund generally postpones remitting redemption proceeds from an account for up to seven calendar days if those proceeds are equal to or greater than $50,000. The Fund may also postpone remitting redemption proceeds to omnibus accounts for up to seven calendar days. However, the Fund also reserves the right to postpone payment of redemption proceeds of any amount for up to seven calendar days from the date of the redemption. The Fund may not postpone payment for more than seven calendar days or suspend the right of redemption, except: when the New York Stock Exchange is closed for business other than weekends or holidays; when trading on the Exchange is restricted; during an emergency (as determined by the SEC) which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets; or during any other period permitted by the SEC for the protection of investors. The Fund also may postpone payment for more than seven calendar days

23 CGM MUTUAL FUND MAY 2010 PROSPECTUS

if you purchased your Fund shares by check (or through an AIP or TIP) and redeem shares within 15 calendar days of the purchase as described in the preceding section.

Redemption in Kind

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the Board of Trustees of the Fund determines it to be advisable in the interests of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

Minimum Account Balance and Automatic Redemption

Because the expense of maintaining small accounts is disproportionately high, the Fund may close accounts with 20 shares or less, and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund’s intention to close the account and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to CGM Retirement Plans or accounts set up under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

You may initiate four types of transactions by telephone once your account has been established:

• telephone purchases

• telephone exchanges

• telephone redemptions by wire

• telephone redemptions by check

The terms and provisions for each of these services are explained fully in the preceding sections.

Once a telephone transaction request has been placed, it cannot be revoked.

You must select the telephone purchase privilege (TIP) and/or the telephone redemption by wire privilege when you fill out your initial application or you may select such option later by completing a Service Options Form with an SVP stamp. The telephone redemption by check privilege and the telephone exchange privilege are available automatically unless you decline this option on the application or otherwise in writing.

24 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The telephone redemption privileges are not available for CGM Qualified Retirement Plans.

The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may be liable if reasonable procedures are not employed.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be difficult for you to reach a representative of the Fund or CGM Shareholder Services by telephone. In this case, please consider sending written instructions. Instructions and transaction requests by e-mail are not accepted.

Dividends and Capital Gains

The Fund declares and pays out quarterly dividends consisting of substantially all of its net investment income. Any capital gains distributions are normally made annually in December but may be made more frequently as deemed advisable by the Board of Trustees. You may elect to receive income dividends or capital gains distributions, or both, in additional shares of the Fund or in cash. However, if you elect to receive capital gains in cash, your income dividends must also be received in cash. Certain restrictions may apply to participants in CGM Retirement Plans.

You can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that you have predesignated. These elections may be made at the time your account is opened and may be changed at any time by submitting a written request (not by e-mail) to CGM Shareholder Services or by calling CGM Shareholder Services at 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through a Service Options Form with an SVP stamp. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services at least five business days before the record date for such dividend or distribution. If you elect to receive distributions in cash and checks are returned ‘‘undeliverable’’ or remain uncashed for six months,

25 CGM MUTUAL FUND MAY 2010 PROSPECTUS

your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following the six-month period, any undeliverable or uncashed checks may be cancelled and the amounts will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Taxation of Distributions. As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares.

Non-corporate shareholders may qualify for a reduced tax rate on distributions designated by the Fund as “qualified dividend income” provided that certain holding periods are satisfied. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Distributions of net capital gain designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have owned your shares in the Fund. Other distributions are generally taxable as ordinary income. A portion of the dividends paid by the Fund will normally be eligible for the dividends-received deduction for corporate shareholders. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing your tax basis in your shares, and then, to the extent the distribution exceeds your tax basis, as a taxable gain from the sale of your shares.

A distribution will be treated as paid by the Fund and received by you on December 31st of a given calendar year if it is declared by the Fund in October, November or December of that year and payable to shareholders of record in such a month and is paid by the Fund in January of the subsequent year.

26 CGM MUTUAL FUND MAY 2010 PROSPECTUS

Fund distributions will reduce the Fund’s net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Foreign Taxes. If the Fund invests in foreign issuers, it may be subject to foreign taxes on income earned on those securities and most likely will not be eligible to elect to “pass through” any share of such foreign taxes to you. Therefore, you should not expect to be able to claim a foreign tax credit or deduction with respect to those taxes.

Disposition of Shares. The sale or other disposition of shares of the Fund, including a redemption of shares or an exchange for shares of another fund, is generally a taxable event and may result in a short-term or long-term capital gain or loss, generally depending upon how long you held your shares. You are responsible for any tax liabilities generated by your sales or other dispositions of Fund shares.

Non-U.S. Persons. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Currently, the Fund is not accepting new accounts for non-U.S. persons.

Backup Withholding. The Fund is required, in certain circumstances, to apply backup withholding at the rate of 28% on dividends, capital gains distributions, redemption proceeds and certain other payments that are paid to individuals and certain other classes of shareholders if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications regarding their tax status, or if they are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s federal income tax liability if the shareholder files a timely return. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

General Information. CGM Shareholder Services will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following

27 CGM MUTUAL FUND MAY 2010 PROSPECTUS

the end of the year, you may receive a statement providing the cost basis and gain or loss of each share lot that you sold during such year. Some restrictions apply. In limited circumstances, your actual cost basis may differ from your CGM account cost basis. Your CGM account cost basis will be calculated using the “single category average cost method,” which is one of the four calculation methods allowed by the IRS. You are not required to use this method. You may calculate your cost basis using another method allowed by the IRS. For more information, please call Shareholder Services at 800-343-5678. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

Dividend distributions, capital gains distributions and gains on redemptions and exchanges may also be subject to state, local and foreign taxes. A portion of the Fund’s income derived from certain U.S. Government obligations may be exempt from state and local taxes. Each year the Fund will indicate the portion of the Fund’s income, if any, which is derived from such obligations.

The tax discussion set forth in this prospectus applies only to those shareholders who hold Fund shares as capital assets and is included for general information only. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

The share price or “net asset value” per share of the Fund is computed daily by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The net asset value per share of the Fund is determined as of the close of the regular trading session of the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for trading. Portfolio securities are generally valued at their market value. Equity securities are generally valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees. For equity securities that are traded on an exchange, the market value is usually the closing sale or official closing price on that exchange. However, for securities traded on non-U.S. exchanges, the closing sale or official closing price may be adjusted to reflect a security’s value as of the close of regular trading on the New York Stock Exchange. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees which generally require the Fund to fair value its portfolio

28 CGM MUTUAL FUND MAY 2010 PROSPECTUS

securities when (i) a significant event occurs and (ii) market quotations are unavailable, invalid or unreliable.

Significant Events. Whether a particular event is a significant event depends on whether the event is likely to affect the value of a portfolio security held by the Fund. Significant events may include new developments in the securities markets or major occurrences outside of the securities markets, such as natural disasters and armed conflicts. In particular, the value of foreign securities may be materially affected by significant events occurring after the close of the market on which they are traded, but before the Fund prices its shares. In accordance with the fair value procedures adopted by the Board of Trustees, the investment manager is responsible for monitoring the securities markets and new developments for significant events that might require the Fund to fair value its securities.

Availability, Validity and Reliability of Market Quotations. Examples of circumstances which may require further consideration to be given to whether market quotations are available, valid or reliable, include the lack of reported trades for or infrequent sales of a portfolio security, the suspension of trading on an exchange on which a portfolio security was traded, and markets closing early. In addition, while the Fund does not generally invest in thinly traded securities, in the event that it does, such securities may be valued at fair value.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The valuation of portfolio securities is more fully described in the SAI.

Trading may take place in foreign issuers held by the Fund on days when the Fund is not open for business. As a result, the Fund’s net asset value may change on days on which it is not possible to purchase or sell shares of the Fund.

29 CGM MUTUAL FUND MAY 2010 PROSPECTUS

The following Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been examined by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which may be obtained from the Fund free of charge.

CGM MUTUAL FUND	For the Year Ended December 31,
	2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period	$ 22.56	$ 31.80	$ 27.78	$ 27.89	$ 25.33
Net investment income (a)	0.45	0.31	0.32	0.45	0.30
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.08	(9.25)	10.33	1.09	3.40
Total from investment operations	3.53	(8.94)	10.65	1.54	3.70
Dividends from net investment income	(0.45)	(0.30)	(0.33)	(0.45)	(0.31)
Distribution from net short-term realized gains	—	—	(6.22)	(1.20)	—
Distribution from net long-term realized gains	—	—	(0.08)	—	(0.83)
Total distributions	(0.45)	(0.30)	(6.63)	(1.65)	(1.14)
Net increase (decrease)in net asset value	3.08	(9.24)	4.02	(0.11)	2.56
Net asset value at end of period	$ 25.64	$ 22.56	$ 31.80	$ 27.78	$ 27.89
Total return (%)	15.9	(28.2)	38.5	5.5	14.6
Ratios:
Operating expenses to average net assets (%)	1.09	1.05	1.05	1.07	1.09
Net investment income to average net assets (%)	1.97	1.07	1.03	1.55	1.09
Portfolio turnover (%)	417	466	444	504	336
Net assets at end of period (in thousands) ($)	549,253	489,887	648,122	504,574	514,612

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

30 CGM MUTUAL FUND MAY 2010 PROSPECTUS

CGM Mutual Fund
c/o The CGM Funds
38 Newbury St., 8th Fl.
Boston, MA 02116

Shareholder Servicing Agent
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266

Investment Manager
Capital Growth Management
Limited Partnership
One International Place
Boston, MA 02110

Transfer and Dividend Paying Agent and
Custodian of Assets
State Street Bank and Trust Company
Boston, MA 02111

_____________________________________

More information about this Fund is available free by calling 800-345-4048, including the following:

Annual/Semi-Annual/Quarterly Reports

Additional information about the Fund’s investments is available in the Fund’s annual, semi-annual and quarterly reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference (i.e., is legally considered part of it).

Call 800-343-5678 for additional
information about:

• Account procedures/status

• Redemptions

• Exchanges

• New account procedures

Call 800-345-4048 for information about:

• Prospectus

• SAI

• Annual/Semi-Annual/Quarterly Reports

• Performance

• Proxy Voting Policies and Voting Records

• Other Information about the Fund

The Fund’s annual and semi-annual reports to shareholders, and summary prospectus and SAI are available, free of charge, on the Fund’s website, http://www.cgmfunds.com. Hardcopies of these documents are available free of charge by calling 800-345-4048.

Information about the Fund (including the SAI and annual report) is also available from the Securities and Exchange Commission. You can find it on the SEC’s website at http://www.sec.gov. You can receive copies of Fund information upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. Information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 202-551-8090.

MFP10	SEC File No. 811-82

Filed under Rule 497(c)

File Nos. 2-10653

811-82

CGM REALTY FUND
A No-Load Fund

The Fund’s investment objective is to provide a combination of income and long-term growth of capital.

Ticker Symbol: CGMRX

PROSPECTUS — MAY 1, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any repre-sentation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE	2

FEE TABLE	2

INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE	3

FUND MANAGEMENT	6

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	6

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES	6

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS	7

ADDITIONAL INFORMATION ON MANAGEMENT	13

HOW TO PURCHASE SHARES	13

SHAREHOLDER SERVICES	18

HOW TO SELL SHARES	21

TELEPHONE TRANSACTIONS	26

DIVIDENDS, CAPITAL GAINS AND TAXES	27

PRICING OF SHARES	30

FINANCIAL HIGHLIGHTS	32

CONTACT INFORMATION	Back Cover

1 CGM REALTY FUND MAY 2010 PROSPECTUS

The Fund’s investment objective is to provide a combination of income and long-term growth of capital.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses	0.13%
Total annual Fund operating expenses	0.93%

Example

The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years:	1	3	5	10
Cost (with or without redemption):	$95	$296	$515	$1,143

2 CGM REALTY FUND MAY 2010 PROSPECTUS

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund invests primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund expects to invest at least 80% of its assets in these securities. The Fund may invest up to 20% of its assets in equity or debt securities of companies outside the real estate industry. The debt and fixed income securities in which the Fund may invest may be of any credit quality (including below investment grade securities, commonly referred to as “junk bonds”) and of any maturity. The Fund may invest in equity securities of issuers of any size. The Fund may invest in the securities of U.S. and foreign issuers. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies. The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Summary of Principal Risks

You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:

Market risk: You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.

Real estate industry and market risk: Fund performance may be negatively affected by factors with an adverse effect on companies in the real estate industry, such as changes in property values, taxes, interest rates, occupancy rates and government regulations as well as potential liability under environmental and hazardous waste laws.

3 CGM REALTY FUND MAY 2010 PROSPECTUS

Fixed income investments risk: Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).

Lower rated debt securities risk: Lower rated debt securities, including securities commonly referred to as “junk bonds,” are very risky because the issuers may fail to make payments of interest and principal. In addition, the market for lower rated debt securities has in the past been more volatile than the markets for other securities, and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Small and medium-sized companies risk: The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with more established companies because these securities may be more volatile and may have returns that vary significantly from the overall markets.

Risk of investing in fewer issuers: If the Fund invests in larger positions in a smaller number of companies, the Fund will be more susceptible to negative events affecting those issuers.

Foreign securities risk: Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.

Key personnel risk: If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Past Performance

This total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index and the FTSE NAREIT Equity REITs Index. The FTSE NAREIT Equity REITs Index is an unmanaged index reflecting performance of the U.S. real estate investment trust market. The Fund’s

4 CGM REALTY FUND MAY 2010 PROSPECTUS

past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

During the 10-year period shown in the bar chart, the highest quarterly return was 36.1% for the quarter ended 6/30/03 and the lowest quarterly return was -41.5% for the quarter ended 12/31/08.

Year-by-Year Total Return (as of 12/31 each year)
100%
80%
60%
40%
20%
0%
-20%
-40%
-60%
29.2%
5.1%
3.5%
89.7%
35.5%
27.0%
29.0%
34.4%
-46.9%
34.4%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009

Average Annual Total Returns (for the periods ended 12/31/09)
	One Year	Five Years	Ten Years
FUND
Return before taxes	34.4%	9.5%	19.0%
Return after taxes on distributions	32.8%	6.5%	16.4%
Return after taxes on distributions and sale of Fund shares	22.2%	7.6%	16.3%
S&P 500 INDEX
(reflects no deduction for expenses or taxes)	26.5%	0.4%	-1.0%
FTSE NAREIT EQUITY REITS INDEX
(reflects no deduction for expenses or taxes)	28.0%	0.4%	10.6%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5 CGM REALTY FUND MAY 2010 PROSPECTUS

The Fund’s investment adviser is Capital Growth Management Limited Partnership. Ken Heebner is the portfolio manager and he has managed CGM Realty Fund since its inception in 1994.

The minimum investment is $2,500 for regular accounts and $1,000 for retirement and UGMA/UTMA accounts. Subsequent investments must be at least $50.

You may sell shares in the Fund by sending a written request for a check or wire transfer to your bank or by making a telephone request, if you have elected this option, for redemption by check or wire transfer to your bank.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s investment adviser may pay the intermediary periodic maintenance fees for establishing and maintaining accounts through which Fund shares are held. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or their personnel to recommend the Fund over another investment. Please contact the CGM Funds at 800-345-4048 for more information.

6 CGM REALTY FUND MAY 2010 PROSPECTUS

The Fund’s objective and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. These are the strategies that, in the opinion of the Fund’s investment manager, are most likely to be important in trying to achieve the Fund’s investment objective. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund’s objective and investment strategies may be changed without shareholder approval.

The Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information (‘‘SAI’’). The Fund’s investment manager may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the SAI at any particular time.

The Fund may also depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. When doing so, the Fund may hold a substantial portion of its assets in cash or investment grade fixed-income securities and may not be pursuing its investment objective.

Additional Information on Principal Investment Strategies

The Fund pursues its objective by investing primarily in equity securities of companies in the real estate industry. Under normal circumstances the Fund expects to invest at least 80% of its assets in these securities. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in this 80% policy. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities and warrants.

In deciding whether or not to purchase these securities,the investment manager considers:

•

the issuer’s prospects for growth of cash flow or earnings per share;

•

the issuer’s management; and

•

the security’s potential yield.

A company is considered to be in the real estate industry if construction, ownership, management, financing or sales of residential, commercial or industrial real estate account for at least 50% of its gross revenues or net profits. Companies in the real estate industry include the following:

7 CGM REALTY FUND MAY 2010 PROSPECTUS

•

REITs that own properties or make or invest in construction, development or long-term mortgage loans;

•

housing and building materials companies;

•

real estate brokers or developers; and

•

companies with significant real estate holdings, including hotel chains and mining, lumber and paper companies.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT owns or leases real estate and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio. A mortgage REIT invests primarily in loans secured by real estate. A mortgage REIT generally derives its income primarily from interest payments on its mortgage loans. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs, generally by holding both ownership and mortgage interests in real estate. The Fund anticipates that under normal circumstances a majority of its investments in REITs will consist of equity REITs, but this is not a requirement.

Equity REITs may be further classified as operating companies or financing companies. An operating company generally exercises some degree of control over the operation of its real estate assets, including selecting tenants, establishing lease terms, and arranging for property maintenance and repair. Conversely, a financing company will generally not have control over the operations that are conducted on its real estate assets. The Fund anticipates that under normal circumstances a majority of its equity REIT investments will consist of securities issued by operating companies, but this is not a requirement.

From time to time, the Fund may invest a substantial portion of its portfolio in real estate companies, including housing and building materials companies, that do not pay significant dividends. As a result, the dividends paid by the Fund may be reduced or eliminated during these periods.

The Fund may invest in equity securities of issuers of any size. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a smaller number of companies. The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise.

Under normal market circumstances the Fund may invest up to 20% of its assets in equity or debt securities of companies outside the real estate industry. The debt and fixed income securities in which the funds may invest may be of any credit quality (including below investment grade securities) and of any maturity.

8 CGM REALTY FUND MAY 2010 PROSPECTUS

The Fund’s compliance with performance investment limitations is determined at the time of investment. If a percentage or other investment limitation is complied with at the time of an investment, any subsequent change, such as a change in values or assets or a change in credit quality, will not constitute a violation of that limitation.

Additional Information on Other Investment Strategies

The Fund may invest up to 20% of its total assets in debt or fixed-income securities of a quality below investment grade (i.e., securities rated lower than Baa by Moody’s Investors Service, Inc. (‘‘Moody’s’’) or lower than BBB by Standard & Poor’s Ratings Services (‘‘S&P’’), or their equivalent as determined by the investment manager), provided that the Fund may not invest in securities rated lower than Caa by Moody’s or CCC by S&P, or their equivalent as determined by the investment manager. These may include securities commonly referred to as ‘‘junk bonds.’’ Investing in junk bonds is an aggressive approach to income investing.

The Fund may also invest up to 20% of its assets in repurchase agreements, by which the Fund buys securities with the understanding that the seller will buy them back with interest at a later date.

Management Style. Rather than following a particular style, the Fund’s investment manager employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, the Fund’s investment manager will generally employ the following method:

•

a top-down approach, meaning that it first analyzes the overall economic factors that may affect sectors of the real estate industry and potential investments;

•

the investment manager then conducts a thorough analysis of certain realty industries and companies that the investment manager believes have stable or improving prospects, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued based on price to earnings ratios and growth rates; and

•

the investment manager will sell a security if it determines that its investment expectations are not being met, better opportunities are available, or its price objective has been attained.

Portfolio Turnover. The Fund’s objective is to provide a combination of income and long-term growth of capital and the Fund does not purchase securities with the intention of engaging in short-term trading. The Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Fund’s investment manager, regardless of the length

9 CGM REALTY FUND MAY 2010 PROSPECTUS

of the holding period. Frequent trading involves higher securities transaction costs, which may adversely affect the Fund’s performance. To the extent that this policy results in the realization of gains on investments, the Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

Additional Information on Principal Risks

Investing in a mutual fund involves risk. Before investing, you should consider the risks you will assume. Some of these risks are described below. More information about risks appears in the Fund’s SAI. Remember that you may receive little or no return on your investment in the Fund. You may lose money if you invest in the Fund.

Market Risk. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company’s individual situation. The value of the Fund’s shares will change daily as the value of its underlying securities changes. This means that your Fund shares may be worth more or less when you sell them than when you bought them. Historically, equity securities have been more volatile than debt or fixed-income securities.

Risks of Real Estate and REITs. The Fund invests primarily in companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate industry and market. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, laws permitting courts to modify the terms of mortgage loans without consent of the mortgage holder, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Investments in REITs may be adversely affected by rising interest rates. Rising interest rates may cause investors in REITs to demand a higher annual yield, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, many mortgages may be refinanced. This may reduce the yield from mortgage REITs. REITs depend on payments

10 CGM REALTY FUND MAY 2010 PROSPECTUS

under their mortgage loans and leases to generate cash to make distributions to their shareholders. Accordingly, REITs may be affected by defaults on their mortgage loans or leases.

Some REITs have relatively small market capitalizations, which tends to increase the volatility of the market price of securities issued by these REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.

By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Debt and Fixed-Income Securities. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed-income securities. Debt and fixed-income securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Lower Rated Debt Securities. Lower rated debt securities, including securities commonly referred to as ‘‘junk bonds,’’ are very risky because the issuers may fail to make payments of interest and principal. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of lower rated debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for lower rated debt securities has in the past been more volatile than the markets for other securities, and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Small and Medium Capitalization Companies. The securities of small and medium capitalization companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Also, there may be less publicly available information about small and medium cap companies. Investments in small and medium cap companies may be in anticipation of future products or services to be provided by the companies. If those products or services are delayed, the prices of the securities of the companies may drop.

11 CGM REALTY FUND MAY 2010 PROSPECTUS

Sometimes, the prices of the securities of small and medium cap companies rise and fall based on investor perception rather than economics. Securities of small and medium cap companies may be thinly traded, making their disposition more difficult. For all these reasons, the prices of the securities of small and medium cap companies may be more volatile, causing the Fund’s share price to be volatile. Funds that invest a higher percentage of their assets in small and medium cap stocks are generally more volatile than funds investing a higher percentage of their assets in larger, more established companies.

Risk of Investing in Fewer Issuers: If the Fund invests in larger positions in a smaller number of companies, the Fund will be more susceptible to negative events affecting those issuers.

Foreign Issuers. The Fund may invest a portion of its assets in foreign issuers. Investing in foreign issuers involves risks in addition to those of investing in U.S. securities, including risks relating to political, social and economic developments abroad, risks of changes in currency exchange rates, and risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Key Personnel Risk.  If one or more key individuals become unavailable to the investment adviser and, in particular, the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable. If there were changes in key personnel, there might be changes in the manner in which the investment objectives and policies of the Fund as set forth in the prospectus are implemented.

Additional Information on Other Risks

Repurchase Agreements. The Fund may invest a significant portion of its assets in repurchase agreements, by which the Fund buys securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

12 CGM REALTY FUND MAY 2010 PROSPECTUS

The Investment Manager

The Fund’s investment manager is Capital Growth Management Limited Partnership (‘‘CGM’’), One International Place, Boston, Massachusetts, 02110. CGM, an investment advisory firm founded in 1990, manages the Fund’s daily investment and business affairs subject to the policies established by the Fund’s Board of Trustees. CGM currently manages the portfolios of four mutual funds, a private investment partnership and other institutional clients.

In 2009, the Fund paid 0.80% of its average daily net assets in management fees to CGM.

A discussion regarding the basis for the Board of Trustees’approval of the Fund’s investment management agreement is available in the Fund’s Semi-Annual Report for the period ended June 30, 2009.

The Portfolio Manager

Mr. Ken Heebner has been the portfolio manager of the Fund since its inception in 1994. In 1990, Mr. Heebner founded CGM with Mr. Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles & Company, Incorporated. In addition to the Fund, he currently manages other funds and accounts for which CGM serves as adviser. CGM relies to a considerable extent on the expertise of Mr. Heebner, who may be difficult to replace in the event he ceases to work for CGM. The SAI provides additional information about Mr. Heebner’s compensation, the other funds and accounts he manages and his ownership of Fund securities.

The Fund sells its shares directly to investors without any sales load.

New Accounts

You may make a purchase of Fund shares in a new account by submitting a completed application form and check (see ‘‘Payment by Check’’ section). For a regular account, make your check payable to CGM Realty Fund. CGM makes available retirement plan applications and forms and prototype plan documents for Traditional and Roth IRAs, SEPIRAs, and Money Purchase

13 CGM REALTY FUND MAY 2010 PROSPECTUS

Pension and Profit Sharing plans (‘‘CGM Retirement Plans’’). In this prospectus, CGM Retirement Plans other than Traditional IRAs, Roth IRAs and SEP-IRAs are referred to as “CGM Qualified Retirement Plans.’’ If you are establishing a CGM Retirement Plan account, make your check payable to State Street Bank & Trust Co.

Mail to:

The CGM Funds

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

The minimum initial investment is $2,500 for regular accounts and $1,000 for retirement plans (see “Shareholder Services--Retirement Plans”) and accounts set up under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”).

Typical account registrations include:

• Individual	• Partnership
• Joint	• Corporation
• TOD	• IRA/Roth/SEP
• UGMA/UTMA	• Qualified Retirement Plan
• Trust	• Omnibus*

*Omnibus accounts require a 22c-2 Shareholder Information Agreement.

An investor will not receive any certificates for shares unless the investor requests them in writing from CGM Shareholder Services. The Fund’s system for recording investments eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. To replace a lost certificate, the shareholder is required to a) pay a surety bond of 2% of the current value of the lost certificate or a minimum of $25, and b) complete, sign (with all signatures notarized) and return an Affidavit of Loss Form X-17F-1A. The Affidavit of Loss is available by contacting CGM Shareholder Services at 800-343-5678.

14 CGM REALTY FUND MAY 2010 PROSPECTUS

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Existing Accounts

After your account has been established, you may send subsequent investments at any time directly to the shareholder servicing agent at:

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

You must include either the Additional Investment Stub detached from an account statement or a note containing sufficient information to identify the account (i.e. the Fund name, your account number, your name and social security number). Subsequent investments must be at least $50.

Payment by Check

When you pay for Fund shares by check, your check must be in U.S. dollars and made payable to CGM Realty Fund. If you are purchasing shares for a CGM Retirement Plan account, make your check payable to State Street Bank & Trust Co. Checks drawn on U.S. banks and money market accounts are generally accepted. However, cash, starter checks, money orders, third party checks (i.e. checks not payable to CGM Realty Fund or, in the case of CGM Retirement Plan accounts, State Street Bank & Trust Co.), and checks drawn on credit card accounts or accounts with foreign financial institutions are not accepted. The Fund may terminate your ability to make additional

15 CGM REALTY FUND MAY 2010 PROSPECTUS

purchases to your account by check in the event that any two checks submitted to purchase Fund shares are returned unpaid (in a calendar year) by your financial institution.

Payment by Wire

You may also make subsequent investments by federal funds wire. Instruct your bank to wire federal funds to:

• State Street Bank and Trust Company

• ABA #011000028

The text of the wire should read as follows:

• DDA99046336

• Dollar Amount

• STATE ST BOS ATTN Mutual Funds

• Credit CGM Realty Fund

• Shareholder Name

• Shareholder Account Number

Your bank may charge you a fee for transmitting funds by wire.

Market Timing

The Fund is not intended as a vehicle for market timing or trading on short term fluctuations in securities markets. Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Fund’s long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective which could detract from the Fund’s performance. Frequent trading may cause the Fund to sell securities at less favorable prices. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of possible pricing discrepancies (for example, when a shareholder believes that the Fund’s share price, which is determined at the close of the regular trading session of the New York Stock Exchange, does not accurately reflect the value of the Fund’s portfolio securities). The Fund is permitted to invest in foreign securities and funds that invest in foreign securities have been particularly susceptible to this form of arbitrage.

16 CGM REALTY FUND MAY 2010 PROSPECTUS

The Fund’s Board of Trustees has adopted policies and procedures designed to reduce the risk of market timing by Fund shareholders. In accordance with these policies and procedures, the Fund limits the number of exchanges you can make to four exchanges (or two round trips out of the Fund and back again) per calendar year. These limits apply to every account, whether an individual account or an account established through a financial intermediary where the intermediary holds fund shares for a number of its customers in one omnibus account.

The Fund will postpone remitting redemption proceeds from accounts for up to seven calendar days if those proceeds are equal to or greater than $50,000. This restriction is intended to discourage investors seeking to capture gains from short-term fluctuations in the market, as the proceeds are not immediately available for reinvestment.

The Fund may postpone the remittance of redemption proceeds to omnibus accounts for up to seven calendar days regardless of the amount of proceeds. Therefore, the remittance of redemption proceeds to investors who purchased Fund shares through omnibus accounts may be delayed. This restriction is intended to discourage investors who hold Fund shares through an omnibus account from seeking to capture gains from short-term fluctuations in the market, as the proceeds are not immediately available for reinvestment. The Fund has also entered into Shareholder Information Agreements with each of the Fund’s financial intermediaries that have established omnibus accounts with the Fund. Pursuant to these agreements, upon the Fund’s request, financial intermediaries agree to provide the Fund with transaction information of investors who hold shares of the Fund through omnibus accounts. CGM may review this transaction information in an effort to determine whether any investor who holds Fund shares through an omnibus account has engaged in market timing activity. The Fund will not permit purchases through the omnibus account of a financial intermediary that has not entered into a Shareholder Information Agreement with the Fund. There may be limitations on the ability of the Fund to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund may also rely on the market timing policies of a financial intermediary (e.g. broker-dealers, insurance company separate accounts and retirement plan administrators) that establishes an omnibus account with the Fund, even if those policies are different than the policies adopted by the Fund’s Board of Trustees. The Fund will only rely on a financial intermediary’s market timing policies if CGM concludes that the financial intermediary’s frequent trading policies sufficiently protect Fund investors. Under these

17 CGM REALTY FUND MAY 2010 PROSPECTUS

circumstances, the Fund would seek assurances from the financial intermediary that its market timing policies are effectively enforced.

In addition, the Fund reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

Additional Information

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact the Fund or CGM Shareholder Services at 800-343-5678 for details.

The Fund may accept telephone orders from certain broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for shares to the Fund.

The price you pay will be the per share net asset value next calculated after your proper investment order is received by CGM Shareholder Services. However, shares of the Fund may be purchased through certain broker-dealers or service organizations who may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund.

The Fund may reject any purchase order and may suspend, change or withdraw the offering of its shares.

Please be sure to keep copies of any documents you send to the Fund. Once received, these documents become the property of the Fund and will not be returned.

The Fund offers the following shareholder services as more fully described in the Fund’s SAI. Explanations and forms are available from the Fund.

Signature Validation Program

Changes to some account options (e.g. Systematic Withdrawal Plan (“SWP”), Automatic Investment Plan (“AIP”), Telephone Investment Plan (“TIP”)) require that you obtain a Signature Validation Program (“SVP”) stamp of your signature. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in

18 CGM REALTY FUND MAY 2010 PROSPECTUS

accordance with SVP. Eligible guarantor institutions generally include banks, broker-dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public cannot provide an SVP stamp.

Exchange Privilege

You may exchange your shares of CGM Realty Fund for shares of other CGM Funds. All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close-out fee (currently $5). You may make an exchange by written instruction or by telephone if a written authorization for telephone exchange is on file with CGM Shareholder Services. The telephone exchange privilege is automatic unless this option is declined on the application or otherwise in writing. See “Telephone Transactions” on page 26. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. The exchange price you receive will be the per share net asset value next calculated after your exchange request (in good order) is received by CGM Shareholder Services.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new Fund, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market. As described under “Market Timing” on page 16, frequent trading can negatively impact Fund performance and shareholders. Therefore, the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips out of the Fund and back again) per calendar year. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

Systematic Withdrawal Plan (“SWP”)

If the value of your non-fiduciary account is at least $10,000 and your dividends and capital gains are reinvested, you may have periodic cash

19 CGM REALTY FUND MAY 2010 PROSPECTUS

withdrawals automatically paid to you or any person you designate. For federal income tax purposes, a withdrawal under the SWP constitutes a sale of shares, which may result in a taxable gain or loss. If checks are returned to the Fund as “undeliverable” or remain uncashed for more than six months, the SWP will be cancelled. Any undeliverable or uncashed check(s) will be cancelled and the amount(s) will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the check(s). No interest will accrue on amounts represented by uncashed distribution or redemption checks. The Fund may terminate or modify the SWP at any time. You may select this option by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with SWP payments to savings banks and credit unions. The SWP is not available to omnibus accounts. Systematic withdrawals taken from CGM Retirement Plans require specific instruction. Please contact CGM Shareholder Services at 800-343-5678.

Automatic Investment Plan (“AIP”)

Once your account has been established, voluntary monthly or bi-monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from your checking account. You must select the AIP privilege when you fill out your initial application or you may select the option later by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions.

Telephone Investment Plan (“TIP”)

Once your account has been established, periodic investments of at least $50 may be made by telephone by calling CGM Shareholder Services at 800-343-5678. A telephone purchase is made with funds drawn from your pre-designated U.S. bank account. The trade date for a telephone purchase is generally the business/banking day after your request, provided your request is received by CGM Shareholder Services prior to the close of the New York Stock Exchange, normally 4 p.m., Eastern time. If you telephone your purchase request after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. You must select the TIP privilege when you fill out your initial application or you may select the option later by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions.

20 CGM REALTY FUND MAY 2010 PROSPECTUS

You may terminate or change your participation in the AIP or TIP by sending written notice to CGM Shareholder Services or by calling Shareholder Services at 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate your participation in the AIP or TIP immediately in the event that any item is unpaid by your financial institution. The Fund may terminate or modify the AIP or TIP privileges at any time.

Retirement Plans

The Fund’s shares may be purchased by CGM Retirement Plans. CGM Retirement Plan fees currently include a $5 set-up fee per plan type, a $15 annual maintenance fee per account and a $5 close-out fee per account. CGM may receive a portion of the annual maintenance fee and close-out fee as reimbursement for its administration and maintenance of certain fiduciary retirement plan accounts.

Confirmation Statements

Shareholders will receive statements confirming all purchases, redemptions and changes of address. You may call CGM Shareholder Services at 800-343-5678 and request duplicate statements for any two years without charge. A fee will be charged for any duplicate information requested for additional years.

Shareholder Reports

Shareholders will receive the Fund’s financial statements and a listing of the Fund’s investments at least semiannually. The Fund intends to consolidate mailings of annual, semiannual and quarterly reports to households having multiple accounts with the same address of record and to furnish a single copy of each report to that address. Mailings of prospectuses and proxy statements will not be consolidated and if a report is included in such mailings each shareholder will receive a separate copy. You may request additional reports by notifying the Fund in writing, or by calling the Fund at 800-345-4048.

You can sell (redeem) all or part of your shares in the Fund (including shares held in an IRA account) in three different ways:

•

by sending a written request for a check or wire representing the redemption proceeds;

21 CGM REALTY FUND MAY 2010 PROSPECTUS

•

except for CGM Qualified Retirement Plans, by making a telephone request for redemption by check provided that:

•

the amount to be redeemed is not more than $50,000, and

•

the check is being sent to you at your address of record, which has not changed in the prior 60 days (does not apply to required minimum distributions (“RMDs”)); or

•

except for CGM Qualified Retirement Plans, by making a telephone request for redemption proceeds of any amount to be wired to a bank account that you have pre-designated.

The redemption price will always be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation) prior to the close of the New York Stock Exchange, normally 4 p.m. Eastern time. Necessary documentation may include, in certain circumstances, documents verifying the authority or legal capacity of the person seeking to redeem shares. Redemption requests cannot be revoked once they have been received in good order. For federal income tax purposes, a redemption is a taxable event and may result in a taxable gain or loss.

Medallion Signature Guarantees

A Medallion Guarantee is a widely accepted way to protect shareholders and the Fund by verifying the signatures of those signing the request. A Medallion Guarantee Stamp may be obtained from an eligible guarantor of the Medallion Guarantee Program, which includes commercial banks, trust companies, savings associations and credit unions, as defined by the Federal Deposit Insurance Act. Also included are member firms of a domestic stock exchange. Non bar-coded guarantees or stamps from a Notary Public are not acceptable. For those signing in a capacity other than the account owner, a capacity must be indicated beside or beneath the signature. Prior to signing, contact the guarantor to determine what documentation is needed and confirm the guarantor will insure the amount of the transaction.

Written Redemption Requests

If you elect to redeem shares in writing, send your written request to:

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

22 CGM REALTY FUND MAY 2010 PROSPECTUS

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

For your protection, e-mail requests are not acceptable. The written request must include:

•

name of the Fund

•

your account number

•

exact name(s) in which your shares are registered

•

number of shares or the dollar amount to be redeemed

•

mailing or wiring instructions (unless wire instructions have already been established on your account)

All owners of shares must sign the request in the exact name(s) in which the shares are registered (which appear(s) on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you are signing in a special capacity, you may wish to contact CGM Shareholder Services at 800-343-5678 in advance to determine whether additional documentation will be required before you send a redemption request.

Redemptions from CGM Retirement Plans must contain additional information. Please contact CGM Shareholder Services for instructions and forms. Complete information, including tax withholding instructions, must be included in your redemption request.

If you are redeeming shares worth more than $50,000 or requesting that the proceeds check be made payable to someone other than the registered owner(s), or be sent to an address other than your address of record, or sent to your address of record if such address has been changed within the previous 60 days (does not apply to RMDs), or requesting that the proceeds be wired to a bank account that you have not pre-designated, you must obtain a Medallion Signature Guarantee.

If you hold certificates representing your investment, you must enclose the certificates and a properly completed redemption form. You bear the risk of loss of such certificates; consequently, you may wish to send your certificates by registered mail.

Telephone Redemption Requests

If you elect to redeem shares (including shares held in an IRA account) by telephone, call CGM Shareholder Services directly at 800-343-5678. See “Tele-

23 CGM REALTY FUND MAY 2010 PROSPECTUS

phone Transactions” on page 26. Telephone redemptions are not available for CGM Qualified Retirement Plans. When you make a redemption request by telephone, you may choose to receive redemption proceeds either by having a check mailed to the address of record on the account, provided the address has not changed within the previous 60 days (does not apply to RMDs), and you are redeeming $50,000 or less, or by having a wire sent to a bank account you have pre-designated.

Telephone redemptions by check are available to all shareholders of the Fund (except CGM Qualified Retirement Plans) automatically unless this option is declined on the application or otherwise in writing. You may select the telephone redemption by wire service when you fill out your initial application or you may select it later by completing a Service Options Form with an SVP stamp.

A telephone redemption request must be received by CGM Shareholder Services prior to the close of the New York Stock Exchange, normally 4 p.m. Eastern time. If you telephone your request to CGM Shareholder Services after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

Wire redemptions by telephone may be made only if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of such System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. A wire fee (currently $5) will be deducted from the proceeds. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on a Service Options Form with an SVP stamp.

Redemption Proceeds

Proceeds resulting from a written or regular telephone redemption request will normally be mailed to you within seven calendar days after receipt of your request in good order. Telephone wire redemption proceeds will normally be wired to your bank within seven calendar days following receipt of a proper redemption request.

If you purchased your Fund shares by check (or through an AIP or TIP) and elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. The Fund will generally postpone sending your redemption proceeds from an investment until the Fund can verify that your check (or AIP or TIP purchase) has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

24 CGM REALTY FUND MAY 2010 PROSPECTUS

If checks representing redemption proceeds are returned “undeliverable” or remain uncashed for six months, the checks will be cancelled and the proceeds will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks. If wire redemption proceeds are rejected by the pre-designated bank the Fund may, in its discretion: rewire the proceeds; issue a check for the proceeds; or reinvest the proceeds in the Fund at the per share net asset value determined as of the date of reinvestment.

Postponement of Redemption Proceeds or Suspension

of Redemption Rights

In order to deter market timing, the Fund generally postpones remitting redemption proceeds from an account for up to seven calendar days if those proceeds are equal to or greater than $50,000. The Fund may also postpone remitting redemption proceeds to omnibus accounts for up to seven calendar days. However, the Fund also reserves the right to postpone payment of redemption proceeds of any amount for up to seven calendar days from the date of the redemption. The Fund may not postpone payment for more than seven calendar days or suspend the right of redemption, except: when the New York Stock Exchange is closed for business other than weekends or holidays; when trading on the Exchange is restricted; during an emergency (as determined by the SEC) which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets; or during any other period permitted by the SEC for the protection of investors. The Fund also may postpone payment for more than seven calendar days if you purchased your Fund shares by check (or through an AIP or TIP) and redeem shares within 15 calendar days of the purchase as described in the preceding section.

Redemption in Kind

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the Board of Trustees of the Fund determines it to be advisable in the interests of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

25 CGM REALTY FUND MAY 2010 PROSPECTUS

Minimum Account Balance and Automatic Redemption

Because the expense of maintaining small accounts is disproportionately high, the Fund may close accounts with 20 shares or less, and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund’s intention to close the account and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to CGM Retirement Plans or accounts set up under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

You may initiate four types of transactions by telephone once your account has been established:

•

telephone purchases

•

telephone exchanges

•

telephone redemptions by wire

•

telephone redemptions by check

The terms and provisions for each of these services are explained fully in the preceding sections.

Once a telephone transaction request has been placed, it cannot be revoked.

You must select the telephone purchase privilege (TIP) and/or the telephone redemption by wire privilege when you fill out your initial application or you may select such option later by completing a Service Options Form with an SVP stamp. The telephone redemption by check privilege and the telephone exchange privilege are available automatically unless you decline this option on the application or otherwise in writing.

The telephone redemption privileges are not available for CGM Qualified Retirement Plans.

The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may be liable if reasonable procedures are not employed.

26 CGM REALTY FUND MAY 2010 PROSPECTUS

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be difficult for you to reach a representative of the Fund or CGM Shareholder Services by telephone. In this case, please consider sending written instructions. Instructions and transaction requests by e-mail are not accepted.

Dividends and Capital Gains

The Fund declares and pays out quarterly dividends consisting of substantially all of its net investment income. Any capital gains distributions are normally made annually in December but may be made more frequently as deemed advisable by the Board of Trustees.

You may elect to receive income dividends or capital gains distributions, or both, in additional shares of the Fund or in cash. However, if you elect to receive capital gains in cash, your income dividends must also be received in cash. Certain restrictions may apply to participants in CGM Retirement Plans.

You can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that you have predesignated. These elections may be made at the time your account is opened and may be changed at any time by submitting a written request (not by e-mail) to CGM Shareholder Services or by calling CGM Shareholder Services at 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through a Service Options Form with an SVP stamp. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services at least five business days before the record date for such dividend or distribution.

If you elect to receive distributions in cash and checks are returned ‘‘undeliverable’’ or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following the six-month period, any undeliverable or uncashed checks may be cancelled and the amounts will be reinvested in the Fund at the per share net

27 CGM REALTY FUND MAY 2010 PROSPECTUS

asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Taxation of Distributions. As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares.

Non-corporate shareholders may qualify for a reduced tax rate on distributions designated by the Fund as ‘‘qualified dividend income’’ provided that certain holding periods are satisfied. ‘‘Qualified dividend income’’ generally is income derived from dividends from U.S. corporations, other than, in general, REITs, or certain foreign corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be ‘‘qualified dividend income’’ if that stock is readily tradable on an established U.S. securities market. Distributions of net capital gain designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have owned your shares in the Fund. Other distributions are generally taxable as ordinary income. If the Fund’s income includes dividends paid by U.S. corporations other than REITs, a portion of the dividends paid by the Fund will normally be eligible for the dividends-received deduction for corporate shareholders. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing your tax basis in your shares, and then, to the extent the distribution exceeds your tax basis, as a taxable gain from the sale of your shares.

A distribution will be treated as paid by the Fund and received by you on December 31st of a given calendar year if it is declared by the Fund in October, November or December of that year and payable to shareholders of record in such a month and is paid by the Fund in January of the subsequent year.

Fund distributions will reduce the Fund’s net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may

28 CGM REALTY FUND MAY 2010 PROSPECTUS

pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Foreign Taxes. If the Fund invests in foreign issuers, it may be subject to foreign taxes on income earned on those securities and most likely will not be eligible to elect to ‘‘pass through’’ any share of such foreign taxes to you. Therefore, you should not expect to be able to claim a foreign tax credit or deduction with respect to those taxes.

Disposition of Shares. The sale or other disposition of shares of the Fund, including a redemption of shares or an exchange for shares of another fund, is generally a taxable event and may result in a short-term or long-term capital gain or loss, generally depending upon how long you held your shares. You are responsible for any tax liabilities generated by your sales or other dispositions of Fund shares.

Non-U.S. Persons. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund may be required to withhold as much as 35% of a distribution otherwise payable to a non-U.S. individual or corporation that held more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. A non-U.S. individual or corporation may be required to file a U.S. federal income tax return as a result of distributions received from the Fund. Currently, the Fund is not accepting new accounts for non-U.S. persons.

Backup Withholding. The Fund is required, in certain circumstances, to apply backup withholding at the rate of 28% on dividends, capital gains distributions, redemption proceeds and certain other payments that are paid to individuals and certain other classes of shareholders if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications regarding their tax status, or if they are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s federal income tax liability if the shareholder files a timely return. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

29 CGM REALTY FUND MAY 2010 PROSPECTUS

General Information. CGM Shareholder Services will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following the end of the year, you may receive a statement providing the cost basis and gain or loss of each share lot that you sold during such year. Some restrictions apply. In limited circumstances,your actual cost basis may differ from your CGM account cost basis. Your CGM account cost basis will be calculated using the ‘‘single category average cost method,’’ which is one of the four calculation methods allowed by the IRS. You are not required to use this method. You may calculate your basis using another method allowed by the IRS. For more information, please call CGM Shareholder Services at 800343-5678. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

Dividend distributions, capital gains distributions and gains or losses on redemptions and exchanges may also be subject to state, local and foreign taxes. A portion of the Fund’s income derived from certain U.S. Government obligations may be exempt from state and local taxes. Each year the Fund will indicate the portion of the Fund’s income, if any, which is derived from such obligations.

The tax discussion set forth in this prospectus applies only to those shareholders who hold Fund shares as capital assets and is included for general information only. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

The share price or “net asset value” per share of the Fund is computed daily by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The net asset value per share of the Fund is determined as of the close of the regular trading session of the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for trading. Portfolio securities are generally valued at their market value. Equity securities are generally valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees. For equity securities that are traded on an exchange, the market value is usually the closing sale or official closing price on that exchange. However, for securities traded on non-U.S. exchanges, the closing sale or of-

30 CGM REALTY FUND MAY 2010 PROSPECTUS

ficial closing price may be adjusted to reflect a security’s value as of the close of regular trading on the New York Stock Exchange. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees which generally require the Fund to fair value its portfolio securities when (i) a significant event occurs and (ii) market quotations are unavailable, invalid or unreliable.

Significant Events. Whether a particular event is a significant event depends on whether the event is likely to affect the value of a portfolio security held by the Fund. Significant events may include new developments in the securities markets or major occurrences outside of the securities markets, such as natural disasters and armed conflicts. In particular, the value of foreign securities may be materially affected by significant events occurring after the close of the market on which they are traded, but before the Fund prices its shares. In accordance with the fair value procedures adopted by the Board of Trustees, the investment manager is responsible for monitoring the securities markets and new developments for significant events that might require the Fund to fair value its securities.

Availability, Validity and Reliability of Market Quotations. Examples of circumstances which may require further consideration to be given to whether market quotations are available, valid or reliable, include the lack of reported trades for or infrequent sales of a portfolio security, the suspension of trading on an exchange on which a portfolio security was traded, and markets closing early. In addition, while the Fund does not generally invest in thinly traded securities, in the event that it does, such securities may be valued at fair value.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The valuation of portfolio securities is more fully described in the SAI.

Trading may take place in foreign issuers held by the Fund on days when the Fund is not open for business. As a result, the Fund’s net asset value may change on days on which it is not possible to purchase or sell shares of the Fund.

31 CGM REALTY FUND MAY 2010 PROSPECTUS

The following Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been examined by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which may be obtained from the Fund free of charge.

CGM REALTY FUND	For the Year Ended December 31,
	2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period	$ 16.22	$ 31.45	$ 27.06	$ 27.19	$ 29.56
Net investment income (a)	0.61	0.72	0.27	0.45	0.43
Net realized and unrealized gains (losses) on investments	4.79	(15.34)	9.06	7.37	7.51
Total from investment operations	5.40	(14.62)	9.33	7.82	7.94
Dividends from net investment income	(0.62)	(0.61)	(0.25)	(0.45)	(0.43)
Distribution from net short-term realized gains	—	—	(2.08)	(0.42)	—
Distribution from net long-term realized gains	—	—	(2.61)	(7.08)	(9.88)
Distribution from tax return of capital	(0.12)	—	—	—	—
Total distributions	(0.74)	(0.61)	(4.94)	(7.95)	(10.31)
Net increase (decrease) in net asset value	4.66	(15.23)	4.39	(0.13)	(2.37)
Net asset value at end of period	$ 20.88	$ 16.22	$ 31.45	$ 27.06	$ 27.19
Total return (%)	34.4	(46.9)	34.4	29.0	27.0
Ratios:
Operating expenses to average net assets (%)	0.93	0.86	0.86	0.88	0.92
Net investment income to average net assets (%)	3.73	2.62	0.86	1.49	1.34
Portfolio turnover (%)	170	218	200	160	136

Net assets at end of period (in thousands) ($)	1,266,193	1,042,063	1,988,461	1,474,746	1,031,966

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

32 CGM REALTY FUND MAY 2010 PROSPECTUS

CGM Realty Fund
c/o The CGM Funds
38 Newbury St., 8th Fl.
Boston, MA 02116

Shareholder Servicing Agent
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266

Investment Manager
Capital Growth Management
Limited Partnership
One International Place
Boston, MA 02110

Transfer and Dividend Paying Agent and
Custodian of Assets
State Street Bank and Trust Company
Boston, MA 02111

_____________________________________

More information about this Fund is available free by calling 800-345-4048, including the following:

Annual/Semi-Annual/Quarterly Reports

Additional information about the Fund’s investments is available in the Fund’s annual, semi-annual and quarterly reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference (i.e., is legally considered part of it).

Call 800-343-5678 for additional
information about:

• Account procedures/status

• Redemptions

• Exchanges

• New account procedures

Call 800-345-4048 for information about:

• Prospectus

• SAI

• Annual/Semi-Annual/Quarterly Reports

• Performance

• Proxy Voting Policies and Voting Records

• Other Information about the Fund

The Fund’s annual and semi-annual reports to shareholders, and summary prospectus and SAI are available, free of charge, on the Fund’s website, http://www.cgmfunds.com. Hardcopies of these documents are available free of charge by calling 800-345-4048.

Information about the Fund (including the SAI and annual report) is also available from the Securities and Exchange Commission. You can find it on the SEC’s website at http://www.sec.gov. You can receive copies of Fund information upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. Information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 202-551-8090.

RFP10	SEC File No. 811-82

Filed under Rule 497(c)

File Nos. 2-10653

811-82

CGM FOCUS FUND
A No-Load Fund

The Fund’s investment objective is long-term growth of capital.

Ticker Symbol: CGMFX

PROSPECTUS — MAY 1, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any repre-sentation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE	2

FEE TABLE	2

INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE	3

FUND MANAGEMENT	6

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	6

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES	6

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS	7

ADDITIONAL INFORMATION ON MANAGEMENT	12

HOW TO PURCHASE SHARES	12

SHAREHOLDER SERVICES	17

HOW TO SELL SHARES	20

TELEPHONE TRANSACTIONS	25

DIVIDENDS, CAPITAL GAINS AND TAXES	26

PRICING OF SHARES	29

FINANCIAL HIGHLIGHTS	30

CONTACT INFORMATION	Back Cover

1 CGM FOCUS FUND MAY 2010 PROSPECTUS

The Fund’s investment objective is long-term growth of capital.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.92%
Distribution (12b-1) fees	None
Other expenses (including dividends and interest on short positions)	0.31%
Total annual Fund operating expenses	1.23%

Example

The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years:	1	3	5	10
Cost (with or without redemption):	$125	$390	$676	$1,489

2 CGM FOCUS FUND MAY 2010 PROSPECTUS

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund’s investment objective is long term growth of capital. The Fund is non-diversified which allows it to focus on a smaller number of companies, industries and/or sectors. The Fund typically invests in stocks of between 20-100 companies at one time. The Fund is flexibly managed so that it can invest in equity securities in a variety of industries as well as in foreign companies. The Fund may invest in companies of any size, but primarily invests in companies with market capitalizations of more than $5 billion.  If market conditions so warrant, the Fund may establish short positions in specific securities or stock indices. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed income securities, including below investment grade debt and/or fixed income securities, commonly referred to as “junk bonds.” The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Summary of Principal Risks

You may lose money if you invest in the Fund. The following is a summary of certain risks of investing in the Fund:

Non-diversification risk: If the Fund invests in larger positions in a smaller number of companies, the Fund will be more susceptible to negative events affecting those issuers.

Market risk: Investments may lose value due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.

3 CGM FOCUS FUND MAY 2010 PROSPECTUS

Industry/sector exposure risk: The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.

Short sale risk: Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited.

Small and medium-sized companies risk: The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.

Fixed income investments risk: Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).

Lower rated debt securities risk: Lower rated debt securities, including securities commonly referred to as “junk bonds,” are very risky because the issuers may fail to make payments of interest and principal. In addition, the market for lower rated debt securities has in the past been more volatile than the markets for other securities, and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Foreign securities risk: Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.

Key personnel risk: If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Past Performance

This total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index. The Fund’s past performance (before

4 CGM FOCUS FUND MAY 2010 PROSPECTUS

and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.

During the 10-year period shown in the bar chart, the highest quarterly return was 44.4% for the quarter ended 12/31/00 and the lowest quarterly return was -37.4% for the quarter ended 12/31/08.

Year-by-Year Total Return (as of 12/31 each year)
100%
80%
60%
40%
20%
0%
-20%
-40%
-60%
53.9%
47.7%
-17.8%
66.5%
12.4%
25.2%
15.0%
80.0%
-48.2%
10.5%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009

Average Annual Total Returns (for the periods ended 12/31/09)
	One Year	Five Years	Ten Years
FUND
Return before taxes	10.5%	8.2%	17.9%
Return after taxes on distributions	10.4%	6.2%	16.2%
Return after taxes on distributions and sale of Fund shares	6.8%	6.5%	15.6%
S&P 500 INDEX
(reflects no deduction for expenses or taxes)	26.5%	0.4%	-1.0%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5 CGM FOCUS FUND MAY 2010 PROSPECTUS

The Fund’s investment adviser is Capital Growth Management Limited Partnership. Ken Heebner is the portfolio manager and he has managed CGM Focus Fund since its inception in 1997.

The minimum investment is $2,500 for regular accounts and $1,000 for retirement plans and UGMA/UTMA accounts. Subsequent investments must be at least $50.

You may sell shares in the Fund by sending a written request for a check or wire transfer to your bank or by making a telephone request, if you have elected this option, for redemption by check or wire transfer to your bank.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s investment adviser may pay the intermediary periodic maintenance fees for establishing and maintaining accounts through which Fund shares are held. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or their personnel to recommend the Fund over another investment. Please contact the CGM Funds at 800-345-4048 for more information.

6 CGM FOCUS FUND MAY 2010 PROSPECTUS

The Fund’s objective and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. These are the strategies that, in the opinion of the Fund’s investment manager, are most likely to be important in trying to achieve the Fund’s investment objective. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund’s objective and investment strategies may be changed without shareholder approval.

The Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information (“SAI”). The Fund’s investment manager may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the SAI at any particular time.

The Fund may also depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. When doing so, the Fund may hold a substantial portion of its assets in cash or investment grade fixed-income securities and may not be pursuing its investment objective.

Additional Information on Principal Investment Strategies

The Fund is non-diversified and intends to pursue its objective by focusing on equity investments in a smaller number of companies, industries and/or sectors, than diversified mutual funds. The Fund typically invests in stocks of between 20-100 companies at one time. The equity securities that the Fund may invest in may include, but are not limited to, common and preferred stocks, convertible securities and warrants. The Fund is flexibly managed, with the ability to invest in different industry sectors and in foreign issuers. The Fund will generally invest in companies with a market capitalization of at least $5 billion. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed income securities, including below investment grade debt and/or fixed income securities, commonly referred to as “junk bonds.” The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise.

Should the investment outlook of the investment manager so warrant, the Fund may seek to capitalize on declines in the prices of equity securities

7 CGM FOCUS FUND MAY 2010 PROSPECTUS

of one or more companies or declines in market indexes. For example, the Fund may establish short positions in specific securities or stock indexes through short sales of those specific securities or securities that track specific stock indexes. A short sale is a transaction in which the Fund sells securities it has borrowed in anticipation of a decline in the market price of the securities.

The Fund’s compliance with performance investment limitations is determined at the time of investment. If a percentage or other investment limitation is complied with at the time of an investment, any subsequent change, such as a change in values or assets or a change in credit quality, will not constitute a violation of that limitation.

Additional Information on Other Investment Strategies

The Fund may establish long positions in specific securities or stock indexes through options, financial futures contracts and options on futures and other derivatives. The Fund may seek to profit from changes in currency exchange rates using currency futures contracts, currency forward contracts and other derivatives.

Management Style. Rather than following a particular investment style, the Fund’s investment manager employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, the Fund’s investment manager will generally employ the following method:

•

a top-down approach, meaning that it first analyzes the overall economic factors that may affect a potential investment;

•

the investment manager then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued; and

•

the investment manager will sell a security if it determines that its investment expectations are not being met, better opportunities are available, or its price objective has been attained.

Portfolio Turnover. The Fund’s objective is long-term growth of capital. The Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Fund’s investment manager, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs, which may adversely affect the Fund’s performance. To the extent that this policy results in the realization of gains on investments, the Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

8 CGM FOCUS FUND MAY 2010 PROSPECTUS

The Fund’s investments in short sales and options and futures contracts that mature in less than one year are excluded for purposes of computing the Fund’s portfolio turnover.

Additional Information on Principal Risks

Investing in a mutual fund involves risk. Before investing, you should consider the risks you will assume. Some of these risks are described below. More information about risks appears in the Fund’s SAI. Remember that you may receive little or no return on your investment in the Fund. You may lose money if you invest in the Fund.

Lack of Diversification. The Fund generally takes larger positions in a smaller number of companies than a diversified fund. Therefore, when the value of one of the Fund’s holdings changes, this is likely to have a greater effect on the Fund’s overall performance than on the performance of a diversified fund.

Market Risk. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company’s individual situation. The value of the Fund’s shares will change daily as the value of its underlying securities changes. This means that your Fund shares may be worth more or less when you sell them than when you bought them. Historically, equity securities have been more volatile than debt or fixed-income securities.

Industry/Sector Exposure. The Fund’s investment in any given industry or sector exposes the Fund to risks relating to that industry or sector. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly. An industry or sector’s performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, financial services or energy, can be highly volatile. Certain industries within these or other sectors can also be highly volatile.

Short Sales. The Fund’s use of short sales involves additional investment risks and transaction costs. While short sales can be used to further the Fund’s investment objective, under certain market conditions, they can increase the volatility of the Fund and decrease the liquidity of the Fund. If the Fund uses short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.

The Fund’s potential loss from an uncovered short position in an equity security or stock index resulting from a short sale or the sale of a futures contract

9 CGM FOCUS FUND MAY 2010 PROSPECTUS

is unlimited. The Fund also could experience losses if these investment techniques were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Debt and Fixed-Income Securities. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed-income securities. Debt and fixed-income securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will change as a result of changes in market rates of interest). These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity. Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity.

Lower Rated Debt Securities. Lower rated debt securities, including securities commonly referred to as “junk bonds,” are very risky because the issuers may fail to make payments of interest and principal. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of lower rated debt securities may not receive payments until the holders of all other debt have been paid. In addition, the market for lower rated debt securities has in the past been more volatile than the markets for other securities, and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Small and Medium Capitalization Companies. The securities of small and medium capitalization companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Also, there may be less publicly available information about small and medium cap companies. Investments in small and medium cap companies may be in anticipation of future products or services to be provided by the companies. If those products or services are delayed, the prices of the securities of the companies may drop. Sometimes, the prices of the securities of small and medium cap companies rise and fall based on investor perception rather than economics. Securities of small and medium cap companies may be thinly traded, making their disposition more difficult. For all these reasons, the prices of the securities of small and medium cap companies may be more volatile, causing the Fund’s share price to be volatile. Funds that invest a higher percentage of their assets in small and medium cap stocks are generally more volatile than funds investing a higher percentage of their assets in larger, more established companies.

10 CGM FOCUS FUND MAY 2010 PROSPECTUS

Foreign Issuers. The Fund may invest a portion of its assets in foreign issuers. Investing in foreign issuers involves risks in addition to those of investing in U.S. securities, including risks relating to political, social and economic developments abroad, risks of changes in currency exchange rates and risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Key Personnel Risk.  If one or more key individuals become unavailable to the investment adviser and, in particular, the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable. If there were changes in key personnel, there might be changes in the manner in which the investment objectives and policies of the Fund as set forth in this prospectus are implemented.

Additional Information on Other Risks

Options, Financial Futures, Forwards and Other Derivatives. If the Fund invests in derivatives (including options, financial futures contracts and forward contracts), these investments can disproportionately increase losses when stock prices and currency exchange rates are changing. The Fund may not fully benefit from, or may lose money on, derivatives if the Fund’s investment manager fails to accurately predict changes in their value. In particular, futures contracts, forward contracts and other derivatives linked to currency exchange rates subject the Fund to risks of changes in these rates.

Certain forward contracts and other over-the-counter derivatives are not traded on regulated exchanges or contract markets, so that many of the protections afforded to exchange participants do not apply to these transactions. Furthermore, there may be no liquid secondary market in the trading of forwards and other over-the-counter contracts, and the Fund could be required to retain forward contracts until exercise, expiration or maturity. This could limit the Fund’s ability to profit from open positions or to reduce losses experienced. Finally, forwards and over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

11 CGM FOCUS FUND MAY 2010 PROSPECTUS

The Investment Manager

The Fund’s investment manager is Capital Growth Management Limited Partnership (“CGM”), One International Place, Boston, Massachusetts, 02110. CGM, an investment advisory firm founded in 1990, manages the Fund’s daily investment and business affairs subject to the policies established by the Fund’s Board of Trustees. CGM currently manages the portfolios of four mutual funds, a private investment partnership and other institutional clients.

In 2009, the Fund paid 0.92% of its average daily net assets in management fees to CGM.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment management agreement is available in the Fund’s Semi-Annual Report for the period ending June 30, 2009.

The Portfolio Manager

Mr. Ken Heebner has been the portfolio manager of the Fund since its inception in 1997. In 1990, Mr. Heebner founded CGM with Mr. Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles & Company, Incorporated. In addition to the Fund, he currently manages other funds and accounts for which CGM serves as adviser. CGM relies to a considerable extent on the expertise of Mr. Heebner, who may be difficult to replace in the event he ceases to work for CGM. The SAI provides additional information about Mr. Heebner’s compensation, the other funds and accounts he manages and his ownership of Fund securities.

The Fund sells its shares directly to investors without any sales load.

New Accounts

You may make a purchase of Fund shares in a new account by submitting a completed application form and check (see “Payment by Check” section). For a regular account, make your check payable to CGM Focus Fund. CGM

12 CGM FOCUS FUND MAY 2010 PROSPECTUS

makes available retirement plan applications and forms and prototype plan documents for Traditional and Roth IRAs, SEP-IRAs, and Money Purchase Pension and Profit Sharing Plans (“CGM Retirement Plans”). In this prospectus, CGM Retirement Plans other than Traditional IRAs, Roth IRAs and SEP-IRAs are referred to as “CGM Qualified Retirement Plans.” If you are establishing a CGM Retirement Plan account, make your check payable to State Street Bank & Trust Co.

Mail to:

The CGM Funds

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

The minimum initial investment is $2,500 for regular accounts and $1,000 for retirement plans (see “Shareholder Services--Retirement Plans”) and accounts set up under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”).

Typical account registrations include:

• Individual	• Partnership
• Joint	• Corporation
• TOD	• IRA/Roth/SEP
• UGMA/UTMA	• Qualified Retirement Plan
• Trust	• Omnibus*

*Omnibus accounts require a 22c-2 Shareholder Information Agreement.

An investor will not receive any certificates for shares unless the investor requests them in writing from CGM Shareholder Services. The Fund’s system for recording investments eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. To replace a lost certificate, the shareholder is required to a) pay a surety bond of 2% of the current value of the lost certificate or a minimum of $25, and b) complete, sign (with all signatures notarized) and return an Affidavit of Loss Form X-17F-1A. The Affidavit of Loss is available by contacting CGM Shareholder Services at 800-343-5678.

13 CGM FOCUS FUND MAY 2010 PROSPECTUS

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Existing Accounts

After your account has been established, you may send subsequent investments at any time directly to the shareholder servicing agent at:

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

You must include either the Additional Investment Stub detached from an account statement or a note containing sufficient information to identify the account (i.e. the Fund name, your account number, your name and social security number). Subsequent investments must be at least $50.

Payment by Check

When you pay for Fund shares by check, your check must be in U.S. dollars and made payable to CGM Focus Fund. If you are purchasing shares for a CGM Retirement Plan account, make your check payable to State Street Bank & Trust Co. Checks drawn on U.S. banks and money market accounts are generally accepted. However, cash, starter checks, money orders, third party checks (i.e. checks not payable to CGM Focus Fund or, in the case of CGM Retirement Plan accounts, State Street Bank & Trust Co.), and checks drawn on credit card accounts or accounts with foreign financial institutions are not accepted. The Fund may terminate your ability to make additional

14 CGM FOCUS FUND MAY 2010 PROSPECTUS

purchases to your account by check in the event that any two checks submitted to purchase Fund shares are returned unpaid (in a calendar year) by your financial institution.

Payment by Wire

You may also make subsequent investments by federal funds wire. Instruct your bank to wire federal funds to:

•

State Street Bank and Trust Company

•

ABA #011000028

The text of the wire should read as follows:

•

DDA99046336

•

Dollar Amount

•

STATE ST BOS ATTN Mutual Funds

•

Credit CGM Focus Fund

•

Shareholder Name

•

Shareholder Account Number

Your bank may charge you a fee for transmitting funds by wire.

Market Timing

The Fund is not intended as a vehicle for market timing or trading on short term fluctuations in securities markets. Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Fund’s long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective which could detract from the Fund’s performance. Frequent trading may cause the Fund to sell securities at less favorable prices. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of possible pricing discrepancies (for example, when a shareholder believes that the Fund’s share price, which is determined at the close of the regular trading session of the New York Stock Exchange, does not accurately reflect the value of the Fund’s portfolio securities). The Fund is permitted to invest in foreign securities and funds that invest in foreign securities have been particularly susceptible to this form of arbitrage.

15 CGM FOCUS FUND MAY 2010 PROSPECTUS

The Fund’s Board of Trustees has adopted policies and procedures designed to reduce the risk of market timing by Fund shareholders. In accordance with these policies and procedures, the Fund limits the number of exchanges you can make to four exchanges (or two round trips out of the Fund and back again) per calendar year. These limits apply to every account, whether an individual account or an account established through a financial intermediary where the intermediary holds fund shares for a number of its customers in one omnibus account.

The Fund will postpone remitting redemption proceeds from accounts for up to seven calendar days if those proceeds are equal to or greater than $50,000. This restriction is intended to discourage investors seeking to capture gains from short-term fluctuations in the market, as the proceeds are not immediately available for reinvestment.

The Fund may postpone the remittance of redemption proceeds to omnibus accounts for up to seven calendar days regardless of the amount of proceeds. Therefore, the remittance of redemption proceeds to investors who purchased Fund shares through omnibus accounts may be delayed. This restriction is intended to discourage investors who hold Fund shares through an omnibus account from seeking to capture gains from short-term fluctuations in the market, as the proceeds are not immediately available for reinvestment. The Fund has also entered into Shareholder Information Agreements with each of the Fund’s financial intermediaries that have established omnibus accounts with the Fund. Pursuant to these agreements, upon the Fund’s request, financial intermediaries agree to provide the Fund with transaction information of investors who hold shares of the Fund through omnibus accounts. CGM may review this transaction information in an effort to determine whether any investor who holds Fund shares through an omnibus account has engaged in market timing activity. The Fund will not permit purchases through the omnibus account of a financial intermediary that has not entered into a Shareholder Information Agreement with the Fund. There may be limitations on the ability of the Fund to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund may also rely on the market timing policies of a financial intermediary (e.g. broker-dealers, insurance company separate accounts and retirement plan administrators) that establishes an omnibus account with the Fund, even if those policies are different than the policies adopted by the Fund’s Board of Trustees. The Fund will only rely on a financial intermediary’s market timing policies if CGM concludes that the financial intermediary’s frequent trading policies sufficiently protect Fund investors. Under these

16 CGM FOCUS FUND MAY 2010 PROSPECTUS

circumstances, the Fund would seek assurances from the financial intermediary that its market timing policies are effectively enforced.

In addition, the Fund reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

Additional Information

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact the Fund or CGM Shareholder Services at 800-343-5678 for details.

The Fund may accept telephone orders from certain broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for shares to the Fund.

The price you pay will be the per share net asset value next calculated after your proper investment order is received by CGM Shareholder Services. However, shares of the Fund may be purchased through certain broker-dealers or service organizations who may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund.

The Fund may reject any purchase order and may suspend, change or withdraw the offering of its shares.

Please be sure to keep copies of any documents you send to the Fund. Once received, these documents become the property of the Fund and will not be returned.

The Fund offers the following shareholder services as more fully described in the Fund’s SAI. Explanations and forms are available from the Fund.

Signature Validation Program

Changes to some account options (e.g. Systematic Withdrawal Plan (“SWP”), Automatic Investment Plan (“AIP”), Telephone Investment Plan (“TIP”)) require that you obtain a Signature Validation Program (“SVP”) stamp of your signature. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in

17 CGM FOCUS FUND MAY 2010 PROSPECTUS

accordance with SVP. Eligible guarantor institutions generally include banks, broker-dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public cannot provide an SVP stamp.

Exchange Privilege

You may exchange your shares of CGM Focus Fund for shares of other CGM Funds. All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close-out fee (currently $5). You may make an exchange by written instruction or by telephone if a written authorization for telephone exchange is on file with CGM Shareholder Services. The telephone exchange privilege is automatic unless this option is declined on the application or otherwise in writing. See “Telephone Transactions” on page 25. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. The exchange price you receive will be the per share net asset value next calculated after your exchange request (in good order) is received by CGM Shareholder Services.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new Fund, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market. As described under “Market Timing” on page 15, frequent trading can negatively impact Fund performance and shareholders. Therefore, the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips out of the Fund and back again) per calendar year. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

Systematic Withdrawal Plan (“SWP”)

If the value of your non-fiduciary account is at least $10,000 and your dividends and capital gains are reinvested, you may have periodic cash

18 CGM FOCUS FUND MAY 2010 PROSPECTUS

withdrawals automatically paid to you or any person you designate. For federal income tax purposes, a withdrawal under the SWP constitutes a sale of shares, which may result in a taxable gain or loss. If checks are returned to the Fund as “undeliverable” or remain uncashed for more than six months, the SWP will be cancelled. Any undeliverable or uncashed check(s) will be cancelled and the amount(s) will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the check(s). No interest will accrue on amounts represented by uncashed distribution or redemption checks. The Fund may terminate or modify the SWP at any time. You may select this option by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with SWP payments to savings banks and credit unions. Systematic withdrawals taken from CGM Retirement Plans require specific instruction. The SWP is not available to omnibus accounts. Please contact CGM Shareholder Services at 800-343-5678.

Automatic Investment Plan (“AIP”)

Once your account has been established, voluntary monthly or bi-monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from your checking account. You must select the AIP privilege when you fill out your initial application or you may select the option later by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions.

Telephone Investment Plan (“TIP”)

Once your account has been established, periodic investments of at least $50 may be made by telephone by calling CGM Shareholder Services at 800-343-5678. A telephone purchase is made with funds drawn from your pre-designated U.S. bank account. The trade date for a telephone purchase is generally the business/banking day after your request, provided your request is received by CGM Shareholder Services prior to the close of the New York Stock Exchange, normally 4 p.m., Eastern time. If you telephone your purchase request after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. You must select the TIP privilege when you fill out your initial application or you may select the option later by completing a CGM Service Options Form with an SVP stamp. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions.

19 CGM FOCUS FUND MAY 2010 PROSPECTUS

You may terminate or change your participation in the AIP or TIP by sending written notice to CGM Shareholder Services or by calling Shareholder Services at 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate your participation in the AIP or TIP immediately in the event that any item is unpaid by your financial institution. The Fund may terminate or modify the AIP or TIP privileges at any time.

Retirement Plans

The Fund’s shares may be purchased by CGM Retirement Plans. CGM Retirement Plan fees currently include a $5 set-up fee per plan type, a $15 annual maintenance fee per account and a $5 close-out fee per account. CGM may receive a portion of the annual maintenance fee and close-out fee as reimbursement for its administration and maintenance of certain fiduciary retirement plan accounts.

Confirmation Statements

Shareholders will receive statements confirming all purchases, redemptions and changes of address. You may call CGM Shareholder Services at 800-343-5678 and request duplicate statements for any two years without charge. A fee will be charged for any duplicate information requested for additional years.

Shareholder Reports

Shareholders will receive the Fund’s financial statements and a listing of the Fund’s investments at least semiannually. The Fund intends to consolidate mailings of annual, semiannual and quarterly reports to households having multiple accounts with the same address of record and to furnish a single copy of each report to that address. Mailings of prospectuses and proxy statements will not be consolidated and if a report is included in such mailings each shareholder will receive a separate copy. You may request additional reports by notifying the Fund in writing, or by calling the Fund at 800-345-4048.

You can sell (redeem) all or part of your shares in the Fund (including shares held in an IRA account) in three different ways:

•

by sending a written request for a check or wire representing the redemption proceeds;

20 CGM FOCUS FUND MAY 2010 PROSPECTUS

•

except for CGM Qualified Retirement Plans, by making a telephone request for redemption by check provided that:

•

the amount to be redeemed is not more than $50,000, and

•

the check is being sent to you at your address of record, which has not changed in the prior 60 days (does not apply to required minimum distributions (“RMDs”)); or

•

except for CGM Qualified Retirement Plans, by making a telephone request for redemption proceeds of any amount to be wired to a bank account that you have pre-designated.

The redemption price will always be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation) prior to the close of the New York Stock Exchange, normally 4 p.m. Eastern time. Necessary documentation may include, in certain circumstances, documents verifying the authority or legal capacity of the person seeking to redeem shares.

Redemption requests cannot be revoked once they have been received in good order. For federal income tax purposes, a redemption is a taxable event and may result in a taxable gain or loss.

Medallion Signature Guarantees

A Medallion Guarantee is a widely accepted way to protect shareholders and the Fund by verifying the signatures of those signing the request. A Medallion Guarantee Stamp may be obtained from an eligible guarantor of the Medallion Guarantee Program, which includes commercial banks, trust companies, savings associations and credit unions, as defined by the Federal Deposit Insurance Act. Also included are member firms of a domestic stock exchange. Non bar-coded guarantees or stamps from a Notary Public are not acceptable. For those signing in a capacity other than the account owner, a capacity must be indicated beside or beneath the signature. Prior to signing, contact the guarantor to determine what documentation is needed and confirm the guarantor will insure the amount of the transaction.

Written Redemption Requests

If you elect to redeem shares in writing, send your written request to:

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, Massachusetts 02266-8511

21 CGM FOCUS FUND MAY 2010 PROSPECTUS

or by overnight mail to:

The CGM Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

For your protection, e-mail requests are not acceptable. The written request must include:

•

name of the Fund

•

your account number

•

exact name(s) in which your shares are registered

•

number of shares or the dollar amount to be redeemed

•

mailing or wiring instructions (unless wire instructions have already been established on your account)

All owners of shares must sign the request in the exact name(s) in which the shares are registered (which appear(s) on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you are signing in a special capacity, you may wish to contact CGM Shareholder Services at 800-343-5678 in advance to determine whether additional documentation will be required before you send a redemption request.

Redemptions from CGM Retirement Plans must contain additional information. Please contact CGM Shareholder Services for instructions and forms. Complete information, including tax withholding instructions, must be included in your redemption request.

If you are redeeming shares worth more than $50,000 or requesting that the proceeds check be made payable to someone other than the registered owner(s), or be sent to an address other than your address of record, or sent to your address of record if such address has been changed within the previous 60 days (does not apply to RMDs), or requesting that the proceeds be wired to a bank account that you have not pre-designated, you must obtain a Medallion Signature Guarantee.

If you hold certificates representing your investment, you must enclose the certificates and a properly completed redemption form. You bear the risk of loss of such certificates; consequently, you may wish to send your certificates by registered mail.

22 CGM FOCUS FUND MAY 2010 PROSPECTUS

Telephone Redemption Requests

If you elect to redeem shares (including shares held in an IRA account) by telephone, call CGM Shareholder Services directly at 800-343-5678. See “Telephone Transactions” on page 25. Telephone redemptions are not available for CGM Qualified Retirement Plans. When you make a redemption request by telephone, you may choose to receive redemption proceeds either by having a check mailed to the address of record on the account, provided the address has not changed within the previous 60 days (does not apply to RMDs), and you are redeeming $50,000 or less, or by having a wire sent to a bank account you have pre-designated.

Telephone redemptions by check are available to all shareholders of the Fund (except CGM Qualified Retirement Plans) automatically unless this option is declined on the application or otherwise in writing. You may select the telephone redemption by wire service when you fill out your initial application or you may select it later by completing a Service Options Form with an SVP stamp.

A telephone redemption request must be received by CGM Shareholder Services prior to the close of the New York Stock Exchange, normally 4 p.m. Eastern time. If you telephone your request to CGM Shareholder Services after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

Wire redemptions by telephone may be made only if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of such System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. A wire fee (currently $5) will be deducted from the proceeds. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on a Service Options Form with an SVP stamp.

Redemption Proceeds

Proceeds resulting from a written or regular telephone redemption request will normally be mailed to you within seven calendar days after receipt of your request in good order. Telephone wire redemption proceeds will normally be wired to your bank within seven calendar days following receipt of a proper redemption request.

If you purchased your Fund shares by check (or through an AIP or TIP) and elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. The Fund will generally postpone

23 CGM FOCUS FUND MAY 2010 PROSPECTUS

sending your redemption proceeds from an investment until the Fund can verify that your check (or AIP or TIP purchase) has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

If checks representing redemption proceeds are returned “undeliverable” or remain uncashed for six months, the checks will be cancelled and the proceeds will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks. If wire redemption proceeds are rejected by the pre-designated bank the Fund may, in its discretion: rewire the proceeds; issue a check for the proceeds; or reinvest the proceeds in the Fund at the per share net asset value determined as of the date of reinvestment.

Postponement of Redemption Proceeds or Suspension

of Redemption Rights

In order to deter market timing, the Fund generally postpones remitting redemption proceeds from an account for up to seven calendar days if those proceeds are equal to or greater than $50,000. The Fund may also postpone remitting redemption proceeds to omnibus accounts for up to seven calendar days. However, the Fund also reserves the right to postpone payment of redemption proceeds of any amount for up to seven calendar days from the date of the redemption. The Fund may not postpone payment for more than seven calendar days or suspend the right of redemption, except: when the New York Stock Exchange is closed for business other than weekends or holidays; when trading on the Exchange is restricted; during an emergency (as determined by the SEC) which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets; or during any other period permitted by the SEC for the protection of investors. The Fund also may postpone payment for more than seven calendar days if you purchased your Fund shares by check (or through an AIP or TIP) and redeem shares within 15 calendar days of the purchase as described in the preceding section.

Redemption in Kind

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the Board of Trustees of the Fund determines it to be advis-

24 CGM FOCUS FUND MAY 2010 PROSPECTUS

able in the interests of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

Minimum Account Balance and Automatic Redemption

Because the expense of maintaining small accounts is disproportionately high, the Fund may close accounts with 20 shares or less, and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund’s intention to close the account and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to CGM Retirement Plans or accounts set up under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

You may initiate four types of transactions by telephone once your account has been established:

•

telephone purchases

•

telephone exchanges

•

telephone redemptions by wire

•

telephone redemptions by check

The terms and provisions for each of these services are explained fully in the preceding sections.

Once a telephone transaction request has been placed, it cannot be revoked.

You must select the telephone purchase privilege (TIP) and/or the telephone redemption by wire privilege when you fill out your initial application or you may select such option later by completing a Service Options Form with an SVP stamp. The telephone redemption by check privilege and the telephone exchange privilege are available automatically unless you decline this option on the application or otherwise in writing.

The telephone redemption privileges are not available for CGM Qualified Retirement Plans.

The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on your account application and recording the telephone

25 CGM FOCUS FUND MAY 2010 PROSPECTUS

conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may be liable if reasonable procedures are not employed.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be difficult for you to reach a representative of the Fund or CGM Shareholder Services by telephone. In this case, please consider sending written instructions. Instructions and transaction requests by e-mail are not accepted.

Dividends and Capital Gains

Any income dividends and capital gains distributions are normally made annually in December but may be made more frequently as deemed advisable by the Board of Trustees.

You may elect to receive income dividends or capital gains distributions, or both, in additional shares of the Fund or in cash. However, if you elect to receive capital gains in cash, your income dividends must also be received in cash. Certain restrictions may apply to participants in CGM Retirement Plans.

You can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that you have predesignated. These elections may be made at the time your account is opened and may be changed at any time by submitting a written request (not by e-mail) to CGM Shareholder Services or by calling CGM Shareholder Services at 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through a Service Options Form with an SVP stamp. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services at least five business days before the record date for such dividend or distribution.

If you elect to receive distributions in cash and checks are returned “undeliverable” or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following

26 CGM FOCUS FUND MAY 2010 PROSPECTUS

the six-month period, any undeliverable or uncashed checks may be cancelled and the amounts will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Taxation of Distributions. As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares.

Non-corporate shareholders may qualify for a reduced tax rate on distributions designated by the Fund as “qualified dividend income” provided that certain holding periods are satisfied. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Distributions of net capital gain designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have owned your shares in the Fund. Other distributions are generally taxable as ordinary income. A portion of the dividends paid by the Fund will normally be eligible for the dividends-received deduction for corporate shareholders. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing your tax basis in your shares, and then, to the extent the distribution exceeds your tax basis, as a taxable gain from the sale of your shares.

A distribution will be treated as paid by the Fund and received by you on December 31st of a given calendar year if it is declared by the Fund in October, November or December of that year and payable to shareholders of record in such a month and is paid by the Fund in January of the subsequent year.

Fund distributions will reduce the Fund’s net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may

27 CGM FOCUS FUND MAY 2010 PROSPECTUS

pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Foreign Taxes. If the Fund invests in foreign issuers, it may be subject to foreign taxes on income earned on those securities and most likely will not be eligible to elect to “pass through” any share of such foreign taxes to you. Therefore, you should not expect to be able to claim a foreign tax credit or deduction with respect to those taxes.

Disposition of Shares. The sale or other disposition of shares of the Fund, including a redemption of shares or an exchange for shares of another fund, is generally a taxable event and may result in a short-term or long-term capital gain or loss, generally depending upon how long you held your shares. You are responsible for any tax liabilities generated by your sales or other dispositions of Fund shares.

Non-U.S. Persons. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Currently, the Fund is not accepting new accounts for non-U.S. persons.

Backup Withholding. The Fund is required, in certain circumstances, to apply backup withholding at the rate of 28% on dividends, capital gains distributions, redemption proceeds and certain other payments that are paid to individuals and certain other classes of shareholders if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications regarding their tax status, or if they are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s federal income tax liability if the shareholder files a timely return. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

General Information. CGM Shareholder Services will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following the end of the year, you may receive a statement providing the cost basis and gain or loss of each share lot that you sold during such year. Some restric-

28 CGM FOCUS FUND MAY 2010 PROSPECTUS

tions apply. In limited circumstances, your actual cost basis may differ from your CGM account cost basis. Your CGM account cost basis will be calculated using the “single category average cost method,” which is one of the four calculation methods allowed by the IRS. You are not required to use this method. You may calculate your cost basis using another method allowed by the IRS. For more information, please call Shareholder Services at 800-343-5678. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

Dividend distributions, capital gains distributions and gains on redemptions and exchanges may also be subject to state, local and foreign taxes. A portion of the Fund’s income derived from certain U.S. Government obligations may be exempt from state and local taxes. Each year the Fund will indicate the portion of the Fund’s income, if any, which is derived from such obligations.

The tax discussion set forth in this prospectus applies only to those shareholders who hold Fund shares as capital assets and is included for general information only. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

The share price or “net asset value” per share of the Fund is computed daily by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The net asset value per share of the Fund is determined as of the close of the regular trading session of the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for trading. Portfolio securities are generally valued at their market value. Equity securities are generally valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees. For equity securities that are traded on an exchange, the market value is usually the closing sale or official closing price on that exchange. However, for securities traded on non-U.S. exchanges, the closing sale or official closing price may be adjusted to reflect a security’s value as of the close of regular trading on the New York Stock Exchange. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees which generally require the Fund to fair value its portfolio securities when (i) a significant event occurs and (ii) market quotations are unavailable, invalid or unreliable.

29 CGM FOCUS FUND MAY 2010 PROSPECTUS

Significant Events. Whether a particular event is a significant event depends on whether the event is likely to affect the value of a portfolio security held by the Fund. Significant events may include new developments in the securities markets or major occurrences outside of the securities markets, such as natural disasters and armed conflicts. In particular, the value of foreign securities may be materially affected by significant events occurring after the close of the market on which they are traded, but before the Fund prices its shares. In accordance with the fair value procedures adopted by the Board of Trustees, the investment manager is responsible for monitoring the securities markets and new developments for significant events that might require the Fund to fair value its securities.

Availability, Validity and Reliability of Market Quotations. Examples of circumstances which may require further consideration to be given to whether market quotations are available, valid or reliable, include the lack of reported trades for or infrequent sales of a portfolio security, the suspension of trading on an exchange on which a portfolio security was traded, and markets closing early. In addition, while the Fund does not generally invest in thinly traded securities, in the event that it does, such securities may be valued at fair value.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The valuation of portfolio securities is more fully described in the SAI.

Trading may take place in foreign issuers held by the Fund on days when the Fund is not open for business. As a result, the Fund’s net asset value may change on days on which it is not possible to purchase or sell shares of the Fund.

The following Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an invest-

30 CGM FOCUS FUND MAY 2010 PROSPECTUS

ment in the Fund (assuming reinvestment of all dividends and distributions). This information has been examined by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which may be obtained from the Fund free of charge.

CGM FOCUS FUND	For the Year Ended December 31,
	2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period	$ 26.96	$ 52.49	$ 34.68	$ 33.40	$ 29.51
Net investment income (a)(b)	(0.03)	0.20	0.06	0.82	0.52
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.85	(25.51)	27.71	4.19	6.93
Total from investment operations	2.82	(25.31)	27.77	5.01	7.45
Dividends from net investment income	(0.03)	(0.22)	(0.05)	(0.81)	(0.44)
Distribution from net short-term realized gains	—	—	(8.21)	—	(1.80)
Distribution from net long-term realized gains	—	—	(1.70)	(2.92)	(1.32)
Total distributions	(0.03)	(0.22)	(9.96)	(3.73)	(3.56)
Net increase (decrease) in net asset value	2.79	(25.53)	17.81	1.28	3.89
Net asset value at end of period	$ 29.75	$ 26.96	$ 52.49	$ 34.68	$ 33.40
Total return (%)	10.5	(48.2)	80.0	15.0(c)	25.2
Ratios:
Operating expenses to average net assets (%)	1.02	0.97	0.99	1.02	1.07
Dividends and interest on short positions to average net assets (%)	0.21	0.39	0.28	0.18	0.15
Total expenses to average net assets (%)	1.23	1.36	1.27	1.20	1.22
Net investment income to average net assets (%)	(0.10)	0.44	0.14	2.23	1.55
Portfolio turnover (%)	464	504(d)	384	333	282

Net assets at end of period (in thousands) ($)	3,640,297	4,178,899	5,536,114	2,272,039	1,641,143

(a) Net investment income (loss) per share
excluding all related short sale income and
expenses ($)	0.03	0.32	(0.02)	0.36	0.23

(b)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)

In 2006, the Fund’s total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.

(d)

Portfolio turnover excludes the impact of assets resulting from a merger with another fund.

31 CGM FOCUS FUND MAY 2010 PROSPECTUS

CGM Focus Fund
c/o The CGM Funds
38 Newbury St., 8th Fl.
Boston, MA 02116

Shareholder Servicing Agent
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266

Investment Manager
Capital Growth Management
Limited Partnership
One International Place
Boston, MA 02110

Transfer and Dividend Paying Agent and
Custodian of Assets
State Street Bank and Trust Company
Boston, MA 02111

_____________________________________

More information about this Fund is available free by calling 800-345-4048, including the following:

Annual/Semi-Annual/Quarterly Reports

Additional information about the Fund’s investments is available in the Fund’s annual, semi-annual and quarterly reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference (i.e., is legally considered part of it).

Call 800-343-5678 for additional
information about:

• Account procedures/status

• Redemptions

• Exchanges

• New account procedures

Call 800-345-4048 for information about:

• Prospectus

• SAI

• Annual/Semi-Annual/Quarterly Reports

• Performance

• Proxy Voting Policies and Voting Records

• Other Information about the Fund

The Fund’s annual and semi-annual reports to shareholders, and summary prospectus and SAI are available, free of charge, on the Fund’s website, http://www.cgmfunds.com. Hardcopies of these documents are available free of charge by calling 800-345-4048.

Information about the Fund (including the SAI and annual report) is also available from the Securities and Exchange Commission. You can find it on the SEC’s website at http://www.sec.gov. You can receive copies of Fund information upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. Information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 202-551-8090.

FFP10	SEC File No. 811-82